UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706
                                  ------------

                             TEMPLETON INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           ---------------

Date of fiscal year end: 8/31
                         -----

Date of reporting period:  2/29/08
                          ---------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                     FEBRUARY 29, 2008
--------------------------------------------------------------------------------

                                          A series of Templeton Income Trust

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER                INCOME
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                 TEMPLETON
             GLOBAL BOND FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Global Bond Fund ................................................    3

Performance Summary .......................................................    9

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   23

Notes to Financial Statements .............................................   26

Shareholder Information ...................................................   39



Semiannual Report

Templeton Global Bond Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes and debentures.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Government Bonds .......................................................   85.0%
Short-Term Investments & Other Net Assets ..............................   15.0%

--------------------------------------------------------------------------------

We are pleased to bring you Templeton Global Bond Fund's semiannual report for the period ended February 29, 2008.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY
HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

For the six months under review, Templeton Global Bond Fund - Class A posted a +12.94% cumulative total return. The Fund outperformed its benchmark, the Citigroup World Government Bond Index (WGBI), in local currency terms as the index posted a cumulative total return of +4.49% for the same period.1 The Fund performed comparably to the index's +13.11% cumulative total return in U.S. dollar terms.1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

1. Source: Citigroup. The Citigroup WGBI is market capitalization weighted and tracks total returns of government bonds in 23 developed countries globally. Local bond market returns are based on country subindexes of the Citigroup WGBI. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

--------------------------------------------------------------------------------
WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.
--------------------------------------------------------------------------------

ECONOMIC AND MARKET OVERVIEW

The six-month period was marked by rising delinquencies in U.S. subprime mortgages, broader global credit deleveraging and the resulting fallout on the global economy and financial markets. In an environment of heightened uncertainty, equity and credit markets broadly came under pressure while developed bond markets benefited from flight to quality. Additionally, the U.S. dollar depreciated further while commodity prices continued to rise.

The U.S. Federal Reserve Board (Fed) aggressively cut interest rates over the past six months to mitigate the credit shock and housing market slump's negative effects. The Fed cut the federal funds target rate 225 basis points (bps) from 5.25% to 3.00% by period-end. U.S. economic growth slowed to an annualized 0.6% in fourth quarter 2007, accompanied by significant declines in consumer confidence as housing prices contracted and the labor market began shedding jobs. While slower domestic demand growth relieved pressure on the widening U.S. current account deficit, the deficit's magnitude remained difficult to finance through capital inflows amid slower growth prospects and lower short-term interest rates, adding to depreciation pressure on the U.S. dollar.

The euro hit a record high against the U.S. dollar, reaching $1.52 per euro, due to relative growth and interest rates. 2 The European Central Bank (ECB) provided increased liquidity to the European banking system to help alleviate the global credit crunch's impact. As a result, the ECB focused on inflation risks and left interest rates unchanged at 4.00% over the period. Higher energy and food prices pushed consumer price growth to 3.2% in January 2008, above the ECB's 2.0% inflation target. 3 Economic growth across Europe moderated due to the effects of previous interest rate hikes and slower growth among key trading partners. Additionally, eurozone economic growth moderated to 2.2% in fourth quarter 2007 year-over-year as higher inflation eroded consumers' purchasing power and consumption dropped for the first time in six years. 4 Non-euro Europe's economic growth remained mostly stronger than in euro economies resulting from stronger investment growth and tighter labor markets. For example, Norway's, Poland's and Sweden's economies grew 6.3%, 6.1% and 2.8%, respectively, in fourth quarter 2007 year-over-year. 5 Rising wage and cost pressures prompted these economies' central banks to continue hiking interest rates despite the global credit crisis.

2. Source: Exshare (via Compustat via Factset).

3. Source: Eurostat.

4. Source: www.retnews.com, "Euro Zone Q4 Economic Growth Slows on Spending Decline," 3/4/08.

5. Source: Statistics Norway; Statistics Sweden.


4 | Semiannual Report

China remained an important contributor to Asia's continued robust growth. Gross domestic product (GDP) grew 11.2% in fourth quarter 2007 year-over-year. Economic growth remained reasonably strong in other countries, rising 7.3% in Malaysia, 5.5% in South Korea and 5.4% in Singapore, over the same period. 6 Chinese monetary authorities continued to tighten credit conditions through various channels including increasing interest rates 45 bps over the period. However, inflation pressures picked up, primarily reflecting higher global commodity prices, and China's consumer price inflation jumped to 8.7% year-over-year in February 2008. 7 Asia continued to generate large current account surpluses and accumulate foreign exchange reserves. With increased risk aversion and volatile equity performance, sovereign wealth funds helped provide stability to U.S. and European financial systems through bank recapitalization.

INVESTMENT STRATEGY

We invest selectively in bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks.

MANAGER'S DISCUSSION

The Fund's total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

INTEREST RATE STRATEGY

Banking sector tensions and flight to quality drove treasury yields lower in developed bond markets during the six months under review while financial market contagion pushed yields higher in some emerging bond markets. While economic activity remained reasonably positive outside the U.S., we extended duration in countries where we believed the market was too optimistic in its expectations for the economy to fully decouple from global credit market events or the U.S. economic slowdown. Two examples are Mexico and South Korea. As a U.S. neighbor, the Mexican economy has strong economic links to the U.S. economy given the mobility of goods, labor and capital flows. Mexico's long-term bond yields fell 31 bps while its bond market returned +5.55% in local currency terms as measured by the J.P. Morgan

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asia Pacific                                                               32.0%
Americas                                                                   20.3%
Other Europe                                                               18.2%
EMU*                                                                       14.7%
Supranational**                                                             8.4%
Middle East & Africa                                                        5.0%
Other Net Assets                                                            1.4%

* The Fund's EMU investments were in Austria, France, Germany and the
Netherlands.

** The Fund's supranational investments were denominated in the Japanese yen, Mexican peso, New Zealand dollar, Polish zloty and Swedish krona.

--------------------------------------------------------------------------------
WHAT IS DURATION?
--------------------------------------------------------------------------------
Duration is a measure of a bond's price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.
--------------------------------------------------------------------------------

6. Source: Bank of Korea; Singapore Department of Statistics.

7. Source: National Bureau of Statistics.


                                                           Semiannual Report | 5

--------------------------------------------------------------------------------
WHAT IS A CARRY TRADE?
--------------------------------------------------------------------------------
Carry trade is a strategy in which an investor sells a certain currency with a relatively low interest rate and uses the funds to purchase a different currency yielding a higher interest rate. A trader using this strategy attempts to capture the difference between the rates.
--------------------------------------------------------------------------------

(JPM) Global Bond Index (GBI) Broad. 8 In South Korea, the central bank has increased interest rates a cumulative 100 basis points over the past two years, and the market has been pricing in a continuation of this tightening cycle. However, in our view, the combination of strong trade links to the U.S. and moderating domestic growth could lead to a South Korean economic slowdown. Therefore, we viewed South Korean interest rates as attractive and added exposure. We believed our South Korean position could also benefit from potential cyclical undercurrents in China following policy tightening amid global recoupling and the risk of asset price corrections. South Korean long-term bond yields fell 34 bps during the period and the bond market returned +4.26% in local currency terms according to the JPM GBI Broad. 8 Fund positioning with respect to interest rates and duration broadly detracted from Fund returns over the period largely due to our underweighted position in developed markets at the onset of the global credit shock. We continued to avoid markets where we believed valuations were stretched such as in the U.S. However, this worked against the Fund's relative performance as the U.S. Treasury market returned +8.39% as measured by the Citigroup WGBI in local currency terms. 1

CURRENCY STRATEGY

The U.S. dollar fell 8.42% against its major trading partners during the six-month period as the U.S. failed to attract sufficient capital flows to finance its 5.1% of GDP current account deficit. 9 The Fund benefited from its long-held pessimistic view on the U.S. dollar. Reflecting our increasingly cautious outlook on global and financial markets, we increased exposure to currencies with large current account surpluses that were previously used to fund the carry trade, such as the Japanese yen or Swiss franc. These currencies benefited from rising volatility in global markets. The Japanese yen rose 11.34% against the U.S. dollar and the Swiss franc 15.76%, benefiting the Fund's relative performance. 2 Additionally, key currency positions generated strong positive gains against the U.S. dollar, including the Polish zloty, Brazilian real, Swedish krona and Malaysian ringgit, which rose 21.17%, 16.36%, 11.64% and 9.61%, respectively. 2

We continued to see greater value in non-euro currencies than the euro, and these currencies' gains helped offset the relative impact of being underweighted in the euro, compared with the benchmark, at a time when the euro hit

8. Source: J.P. Morgan. The JPM GBI Broad is a combination of the GBI Global and selected other countries, launched in 1997 to increase country and return diversification in international fixed income markets. Local bond market returns are based on country subindexes of the JPM GBI Broad.

9. Source: Federal Reserve H10 Report; U.S. Department of Commerce, Bureau of Economic Analysis.


6 | Semiannual Report
record highs against the U.S. dollar. During the period, the euro rose 11.36% against the U.S. dollar. 2 Near the end of the reporting period, we used this euro strength to hedge a portion of the implicit euro currency risk in the portfolio's non-euro European positions. Since the beginning of 2002, the euro has appreciated against the U.S. dollar from a rate of $0.89 per euro to $1.52 by the end of February 2008, or a cumulative 71% increase. 2 Rising global demand and a strong profit environment over that period has helped the eurozone cope with a stronger currency. However, we believed the euro may become vulnerable to a more challenging global growth environment given the extent of what we assessed as euro overvaluation. We continued to believe the U.S. dollar is still undergoing a multi-year weak currency cycle as global imbalances unwind. However, we found more value in Asian currencies relative to the U.S. dollar given the magnitude of the regional imbalances, as reflected by a large current account deficit in the U.S. and large current surpluses in Asia.

GLOBAL SOVEREIGN DEBT STRATEGY

The Fund also invested in investment-grade and subinvestment-grade sovereign debt. As an asset class, these investments typically compensate for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury yield curves. U.S. dollar-denominated emerging market debt generated a six-month return of +5.51% as measured by the JPM Emerging Markets Bond Index Global (EMBIG). 10 Sovereign interest rate spreads rose from 235 bps at the beginning of the reporting period to 306 bps by period-end, as emerging market credit yields fell less than U.S. Treasury yields because of Fed rate cuts. The Fund had limited exposure to U.S. dollar-denominated emerging market debt given valuations, but we noted that credit fundamentals have improved over the past few years as shown by reserve accumulation, more supportive economic policies and improved debt ratios.

--------------------------------------------------------------------------------
CURRENCY BREAKDOWN
2/29/08

                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
ASIA PACIFIC                                                              55.5%
Japanese Yen                                                              26.6%
Malaysian Ringgit                                                         10.7%
Kazakhstani Tenge                                                          4.4%
Singapore Dollar                                                           4.2%
Indonesian Rupiah                                                          4.0%
South Korean Won                                                           2.4%
Indian Rupee                                                               1.7%
Australian Dollar                                                          1.6%
New Zealand Dollar*                                                       -0.1%
--------------------------------------------------------------------------------
EUROPE                                                                     4.8%
Swiss Franc                                                               12.1%
Swedish Krona                                                             11.7%
Norwegian Krone                                                            5.6%
Polish Zloty                                                               5.4%
Czech Koruna                                                               1.3%
Romanian Leu-New*                                                         -3.4%
Euro*                                                                    -27.9%
--------------------------------------------------------------------------------
AMERICAS                                                                  35.4%
U.S. Dollar                                                               24.0%
Brazilian Real                                                             5.5%
Canadian Dollar                                                            2.4%
Peruvian Nuevo Sol                                                         1.6%
Chilean Peso                                                               1.6%
Mexican Peso                                                               0.3%
--------------------------------------------------------------------------------
MIDDLE EAST & AFRICA                                                       4.3%
Egyptian Pound                                                             4.3%
--------------------------------------------------------------------------------

* Holding is a negative percentage because of the Fund's holdings of forward currency exchange contracts.

10. Source: J.P. Morgan. The JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.


                                                           Semiannual Report | 7

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]           /s/ Michael Hasenstab

                          Michael Hasenstab, Ph.D.
                          Portfolio Manager
                          Templeton Global Bond Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Semiannual Report

Performance Summary as of 2/29/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
CLASS A   (SYMBOL: TPINX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.88            $12.03         $11.15
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.5153
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0119
---------------------------------------------------------------------------------------------------
   TOTAL                                   $0.5272
---------------------------------------------------------------------------------------------------
CLASS C   (SYMBOL: TEGBX)                                  CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.88            $12.05         $11.17
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.4922
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0119
---------------------------------------------------------------------------------------------------
   TOTAL                                   $0.5041
---------------------------------------------------------------------------------------------------
ADVISOR CLASS   (SYMBOL: TGBAX)                            CHANGE           2/29/08        8/31/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.87            $12.00         $11.13
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (9/1/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.5297
---------------------------------------------------------------------------------------------------
Short-Term Capital Gain                    $0.0119
---------------------------------------------------------------------------------------------------
   TOTAL                                   $0.5416
---------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH           1-YEAR           5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                   +12.94%          +17.36%          +72.64%         +130.66%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                +8.19%          +12.35%          +10.58%           +8.25%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $10,819          $11,235          $16,533          $22,091
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                           +11.33%          +10.66%           +8.31%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 0.99%
-------------------------------------------------------------------------------------------------------
CLASS C                                    6-MONTH           1-YEAR           5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                   +12.70%          +16.97%          +69.29%         +121.93%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2               +11.70%          +15.97%          +11.10%           +8.30%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $11,170          $11,597          $16,929          $22,193
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                           +14.76%          +11.17%           +8.35%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 1.39%
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS                              6-MONTH           1-YEAR           5-YEAR          10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                   +13.02%          +17.70%          +74.86%         +136.39%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2               +13.02%          +17.70%          +11.82%           +8.98%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3              $11,302          $11,770          $17,486          $23,639
-------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/08) 4                           +16.57%          +11.91%           +9.04%
-------------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 5                 0.74%
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

CHANGES IN INTEREST RATES WILL AFFECT THE VALUE OF THE FUND'S PORTFOLIO AND ITS SHARE PRICE AND YIELD. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                          VALUE 9/1/07       VALUE 2/29/08   PERIOD* 9/1/07 - 2/29/08
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $ 1,129.40              $ 4.76
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,020.39              $ 4.52
-------------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $ 1,127.00              $ 6.87
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,018.40              $ 6.52
-------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------
Actual                                              $ 1,000          $ 1,130.20              $ 3.44
-------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000          $ 1,021.63              $ 3.27
-------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.90%; C: 1.30%; and Advisor: 0.65%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.


                                                          Semiannual Report | 13

Templeton Income Trust

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL BOND FUND

                                        ------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        FEBRUARY 29, 2008                            YEAR ENDED AUGUST 31,
CLASS A                                    (UNAUDITED)           2007           2006           2005           2004           2003
                                        ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ...........................      $     11.15     $    10.78     $    10.47     $    10.00     $     9.39     $     8.40
                                        ------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........             0.25           0.46           0.38           0.36           0.38           0.38
   Net realized and unrealized gains
      (losses) ......................             1.16           0.55           0.43           0.62           0.85           1.11
                                        ------------------------------------------------------------------------------------------
Total from investment operations ....             1.41           1.01           0.81           0.98           1.23           1.49
                                        ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income and net
      realized foreign currency
      gains .........................            (0.52)         (0.63)         (0.50)         (0.51)         (0.62)         (0.50)
   Net realized gains ...............            (0.01)         (0.01)            --             --             --             --
                                        ------------------------------------------------------------------------------------------
Total distributions .................            (0.53)         (0.64)         (0.50)         (0.51)         (0.62)         (0.50)
                                        ------------------------------------------------------------------------------------------
Redemption fees .....................               -- e           -- e           -- e           -- e           -- e           --
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period ......      $     12.03     $    11.15     $    10.78     $    10.47     $    10.00     $     9.39
                                        ==========================================================================================

Total return c ......................            12.94%          9.57%          7.95%          9.86%         13.24%         18.03%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................             0.90%f         0.99% f        1.03% f        1.05% f        1.13% f        1.10%
Net investment income ...............             4.27%          4.17%          3.59%          3.41%          3.80%          4.11%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $ 5,940,154     $3,853,706     $1,858,368     $1,279,144     $  575,480     $  351,771
Portfolio turnover rate .............            19.71%         44.33%         39.14%         27.92%         31.48%         63.64%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

                                        ------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        FEBRUARY 29, 2008                            YEAR ENDED AUGUST 31,
CLASS C                                    (UNAUDITED)           2007           2006           2005           2004           2003
                                        ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ...........................      $     11.17     $    10.79     $    10.48     $    10.01     $     9.40     $     8.41
                                        ------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........             0.22           0.42           0.34           0.32           0.34           0.34
   Net realized and unrealized
      gains (losses) ................             1.16           0.56           0.43           0.62           0.85           1.11
                                        ------------------------------------------------------------------------------------------
Total from investment operations ....             1.38           0.98           0.77           0.94           1.19           1.45
                                        ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income and net
      realized foreign currency
      gains .........................            (0.49)         (0.59)         (0.46)         (0.47)         (0.58)         (0.46)
   Net realized gains ...............            (0.01)         (0.01)            --             --             --             --
                                        ------------------------------------------------------------------------------------------
Total distributions .................            (0.50)         (0.60)         (0.46)         (0.47)         (0.58)         (0.46)
                                        ------------------------------------------------------------------------------------------
Redemption fees .....................               -- e           -- e           -- e           -- e           -- e           --
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period ......      $     12.05     $    11.17     $    10.79     $    10.48     $    10.01     $     9.40
                                        ==========================================================================================

Total return c ......................            12.70%          9.22%          7.52%          9.42%         12.66%         17.67%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................             1.30% f        1.39% f        1.42% f        1.45% f        1.53% f        1.50%
Net investment income ...............             3.87%          3.77%          3.20%          3.01%          3.40%          3.71%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $ 1,653,096     $  993,769     $  467,302     $  351,391     $  141,485     $   74,102
Portfolio turnover rate .............            19.71%         44.33%         39.14%         27.92%         31.48%         63.64%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

                                        ------------------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                        FEBRUARY 29, 2008                            YEAR ENDED AUGUST 31,
ADVISOR CLASS                              (UNAUDITED)           2007           2006           2005           2004           2003
                                        ------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ...........................      $     11.13     $    10.75     $    10.45     $     9.98     $     9.38     $     8.39
                                        ------------------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income b ..........             0.26           0.49           0.41           0.39           0.40           0.40
   Net realized and unrealized gains
      (losses) ......................             1.15           0.56           0.42           0.62           0.84           1.11
                                        ------------------------------------------------------------------------------------------
Total from investment operations ....             1.41           1.05           0.83           1.01           1.24           1.51
                                        ------------------------------------------------------------------------------------------
Less distributions from:
   Net investment income and net
      realized foreign currency
      gains .........................            (0.53)         (0.66)         (0.53)         (0.54)         (0.64)         (0.52)
   Net realized gains ...............            (0.01)         (0.01)            --             --             --             --
                                        ------------------------------------------------------------------------------------------
Total distributions .................            (0.54)         (0.67)         (0.53)         (0.54)         (0.64)         (0.52)
                                        ------------------------------------------------------------------------------------------
Redemption fees .....................               -- e           -- e           -- e           -- e           -- e           --
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period ......      $     12.00     $    11.13     $    10.75     $    10.45     $     9.98     $     9.38
                                        ==========================================================================================

Total return c ......................            13.02%          9.97%          8.14%         10.16%         13.43%         18.35%

RATIOS TO AVERAGE NET ASSETS d
Expenses ............................             0.65% f        0.74% f        0.78% f        0.80% f        0.88% f        0.85%
Net investment income ...............             4.52%          4.42%          3.84%          3.66%          4.05%          4.36%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $ 1,940,050     $1,156,962     $  444,064     $  268,413     $  117,398     $   50,480
Portfolio turnover rate .............            19.71%         44.33%         39.14%         27.92%         31.48%         63.64%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e Amount rounds to less than $0.01 per share.

f Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL BOND FUND                                                          PRINCIPAL AMOUNT a            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 85.0%
      BONDS 85.0%
      ARGENTINA 1.7%
b,c,d Government of Argentina, FRN, 3.092%, 8/03/12 ...................................       286,900,000          $   158,070,896
                                                                                                                   ----------------
      AUSTRALIA 1.6%
      New South Wales Treasury Corp., 6.00%, 5/01/12 ..................................       111,150,000   AUD         98,660,074
      Queensland Treasury Corp., 6.00%, 7/14/09 .......................................        63,490,000   AUD         58,177,619
                                                                                                                   ----------------
                                                                                                                       156,837,693
                                                                                                                   ----------------
      AUSTRIA 4.5%
      Government of Austria, 4.00%, 7/15/09 ...........................................         4,400,000   EUR          6,732,741
    c Oesterreichische Kontrollbank AG, senior bond, 2.75%, 6/14/11 ...................       435,000,000   CHF        421,734,182
                                                                                                                   ----------------
                                                                                                                       428,466,923
                                                                                                                   ----------------
      BRAZIL 5.0%
      Nota Do Tesouro Nacional,
         9.762%, 1/01/12 ..............................................................           193,210 e BRL        105,645,678
         9.762%, 1/01/14 ..............................................................            78,500 e BRL         41,751,526
         9.762%, 1/01/17 ..............................................................           349,070 e BRL        179,337,040
       f Index Linked, 6.00%, 5/15/15 .................................................            25,800 e BRL         24,355,560
       f Index Linked, 6.00%, 5/15/45 .................................................           131,725 e BRL        124,397,782
                                                                                                                   ----------------
                                                                                                                       475,487,586
                                                                                                                   ----------------
      CANADA 2.7%
      Government of Canada,
         10.00%, 6/01/08 ..............................................................        95,945,000   CAD         99,171,738
         4.25%, 12/01/08 ..............................................................         2,320,000   CAD          2,381,710
      Province of Alberta, 5.00%, 12/16/08 ............................................        27,500,000   CAD         28,379,120
      Province of Manitoba,
         5.75%, 6/02/08 ...............................................................        13,050,000   CAD         13,351,879
         6.375%, 9/01/15 ..............................................................        25,200,000   NZD         18,674,210
      Province of Ontario,
         3.875%, 3/08/08 ..............................................................        32,380,000   CAD         32,923,724
         5.70%, 12/01/08 ..............................................................        49,400,000   CAD         51,183,773
         6.25%, 6/16/15 ...............................................................        10,115,000   NZD          7,399,715
                                                                                                                   ----------------
                                                                                                                       253,465,869
                                                                                                                   ----------------
      FRANCE 4.8%
      Government of France, 4.25%, 10/25/17 ...........................................       297,300,000   EUR        458,838,604
                                                                                                                   ----------------
      GERMANY 4.1%
    b KfW Bankengruppe, FRN, 0.658%, 8/08/11 ..........................................    41,000,000,000   JPY        394,867,339
                                                                                                                   ----------------
      INDONESIA 4.0%
      Government of Indonesia,
         13.15%, 3/15/10 ..............................................................    33,650,000,000   IDR          4,012,039
         15.425%, 9/15/10 .............................................................    23,800,000,000   IDR          3,022,276
         10.00%, 10/15/11 .............................................................    12,660,000,000   IDR          1,435,605
         13.15%, 1/15/12 ..............................................................    10,900,000,000   IDR          1,359,415
         11.00%, 12/15/12 .............................................................     8,700,000,000   IDR          1,018,630


                                                          Semiannual Report | 17

Templeton Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL BOND FUND                                                          PRINCIPAL AMOUNT a            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      BONDS (CONTINUED)
      INDONESIA (CONTINUED)
      Government of Indonesia, (continued)
         14.25%, 6/15/13 ..............................................................   194,977,000,000   IDR    $    25,725,850
         14.275%, 12/15/13 ............................................................   301,008,000,000   IDR         40,054,773
         11.00%, 10/15/14 .............................................................   112,410,000,000   IDR         13,193,460
         9.50%, 6/15/15 ...............................................................    37,750,000,000   IDR          4,107,815
         10.75%, 5/15/16 ..............................................................   113,310,000,000   IDR         13,087,566
         10.00%, 7/15/17 ..............................................................   104,700,000,000   IDR         11,533,103
         15.00%, 7/15/18 ..............................................................     1,150,000,000   IDR            164,738
         11.50%, 9/15/19 ..............................................................   133,190,000,000   IDR         15,704,420
         11.00%, 11/15/20 .............................................................   401,970,000,000   IDR         45,339,322
         12.80%, 6/15/21 ..............................................................   243,940,000,000   IDR         30,768,738
         12.90%, 6/15/22 ..............................................................    60,210,000,000   IDR          7,619,750
         10.25%, 7/15/22 ..............................................................   119,000,000,000   IDR         12,556,630
         11.75%, 8/15/23 ..............................................................    63,865,000,000   IDR          7,475,156
         10.00%, 9/15/24 ..............................................................    27,000,000,000   IDR          2,766,971
         11.00%, 9/15/25 ..............................................................   623,820,000,000   IDR         69,302,472
         12.00%, 9/15/26 ..............................................................    66,550,000,000   IDR          7,965,017
         10.25%, 7/15/27 ..............................................................   563,820,000,000   IDR         58,640,381
         9.75%, 5/15/37 ...............................................................    84,550,000,000   IDR          8,277,961
                                                                                                                   ----------------
                                                                                                                       385,132,088
                                                                                                                   ----------------
      IRAQ 0.8%
    g Government of Iraq, Reg S, 5.80%, 1/15/28 .......................................       108,450,000               79,168,500
                                                                                                                   ----------------
      MALAYSIA 7.3%
      Government of Malaysia,
         6.45%, 7/01/08 ...............................................................       159,282,000   MYR         50,356,721
         3.917%, 9/30/08 ..............................................................         5,200,000   MYR          1,631,561
         4.305%, 2/27/09 ..............................................................       116,825,000   MYR         36,899,475
         7.00%, 3/15/09 ...............................................................       222,519,000   MYR         72,201,512
         6.844%, 10/01/09 .............................................................        16,300,000   MYR          5,372,449
         3.756%, 4/28/11 ..............................................................     1,189,860,000   MYR        376,122,400
         3.461%, 7/31/13 ..............................................................       205,925,000   MYR         64,235,772
       c 3.814%, 2/15/17 ..............................................................       292,640,000   MYR         92,527,785
                                                                                                                   ----------------
                                                                                                                       699,347,675
                                                                                                                   ----------------
      MEXICO 4.5%
      Government of Mexico,
         9.00%, 12/20/12 ..............................................................         1,158,000 h MXN         11,482,930
         8.00%, 12/19/13 ..............................................................         3,457,500 h MXN         33,090,343
         8.00%, 12/17/15 ..............................................................         6,970,000 h MXN         67,097,663
         7.25%, 12/15/16 ..............................................................         7,460,000 h MXN         68,591,518
         10.00%, 12/05/24 .............................................................        21,645,000 h MXN        248,437,112
                                                                                                                   ----------------
                                                                                                                       428,699,566
                                                                                                                   ----------------
      NETHERLANDS 1.3%
      Government of the Netherlands, 4.50%, 7/15/17 ...................................        76,290,000   EUR        120,336,095
                                                                                                                   ----------------


18 | Semiannual Report

Templeton Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL BOND FUND                                                          PRINCIPAL AMOUNT a            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      BONDS (CONTINUED)
      NEW ZEALAND 0.2%
      Government of New Zealand,
         7.00%, 7/15/09 ...............................................................         6,888,000   NZD    $     5,479,851
         6.00%, 11/15/11 ..............................................................        10,837,000   NZD          8,371,720
         6.50%, 4/15/13 ...............................................................         6,650,000   NZD          5,227,603
                                                                                                                   ----------------
                                                                                                                        19,079,174
                                                                                                                   ----------------
      NORWAY 3.6%
      Government of Norway,
         5.50%, 5/15/09 ...............................................................       846,400,000   NOK        163,161,364
         6.50%, 5/15/13 ...............................................................       847,100,000   NOK        178,981,373
                                                                                                                   ----------------
                                                                                                                       342,142,737
                                                                                                                   ----------------
      PERU 0.8%
      Government of Peru,
         7.84%, 8/12/20 ...............................................................        74,675,000   PEN         28,061,105
         Series 7, 8.60%, 8/12/17 .....................................................       110,435,000   PEN         43,813,667
                                                                                                                   ----------------
                                                                                                                        71,874,772
                                                                                                                   ----------------
      PHILIPPINES 0.3%
    g Government of the Philippines, Reg S, 9.125%, 2/22/10 ...........................        15,795,000   EUR         25,831,417
                                                                                                                   ----------------
      POLAND 3.2%
      Government of Poland,
         6.00%, 5/24/09 ...............................................................       229,820,000   PLN         98,567,233
         5.75%, 9/23/22 ...............................................................       495,970,000   PLN        209,575,051
                                                                                                                   ----------------
                                                                                                                       308,142,284
                                                                                                                   ----------------
      SINGAPORE 3.6%
      Government of Singapore,
         1.50%, 4/01/08 ...............................................................         7,500,000   SGD          5,377,011
         5.625%, 7/01/08 ..............................................................       123,575,000   SGD         89,834,419
         4.375%, 1/15/09 ..............................................................       331,185,000   SGD        243,757,145
                                                                                                                   ----------------
                                                                                                                       338,968,575
                                                                                                                   ----------------
      SOUTH AFRICA 0.0% i
      Government of South Africa, 5.25%, 5/16/13 ......................................         1,200,000   EUR          1,787,208
                                                                                                                   ----------------
      SOUTH KOREA 11.9%
      Korea Deposit Insurance Corp.,
         07-1, 5.57%, 9/14/12 .........................................................    44,400,000,000   KRW         48,147,511
         08-1, 5.28%, 2/15/13 .........................................................     5,957,000,000   KRW          6,343,905
      Korea Treasury Bond,
         5.25%, 9/10/12 ...............................................................   172,957,000,000   KRW        185,694,453
         5.00%, 9/10/16 ...............................................................    32,036,000,000   KRW         33,705,963
         5.50%, 9/10/17 ...............................................................   592,712,700,000   KRW        644,967,437
         5.25%, 3/10/27 ...............................................................   198,699,500,000   KRW        212,174,585
                                                                                                                   ----------------
                                                                                                                     1,131,033,854
                                                                                                                   ----------------


                                                          Semiannual Report | 19

Templeton Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL BOND FUND                                                          PRINCIPAL AMOUNT a            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      BONDS (CONTINUED)
    j SUPRANATIONAL 8.4%
      European Bank For Reconstruction & Development, senior note, 5.10%, 6/12/09 .....       485,000,000   PLN    $   207,412,784
      European Investment Bank,
         4.00%, 4/15/09 ...............................................................        67,500,000   SEK         10,930,241
       b senior note, FRN, 0.75%, 9/21/11 .............................................    36,910,700,000   JPY        355,392,338
      Inter-American Development Bank,
         6.00%, 12/15/17 ..............................................................        10,200,000   NZD          7,295,888
         senior note, 7.50%, 12/05/24 .................................................     2,473,000,000   MXN        222,522,072
                                                                                                                   ----------------
                                                                                                                       803,553,323
                                                                                                                   ----------------
      SWEDEN 10.4%
      Government of Sweden,
         6.50%, 5/05/08 ...............................................................     1,706,400,000   SEK        277,908,725
         5.00%, 1/28/09 ...............................................................     4,028,300,000   SEK        658,935,681
       k Strip, 9/17/08 ...............................................................       335,000,000   SEK         53,159,658
                                                                                                                   ----------------
                                                                                                                       990,004,064
                                                                                                                   ----------------
      UNITED STATES 0.3%
      FNMA, 1.75%, 3/26/08 ............................................................     3,050,000,000   JPY         29,374,747
                                                                                                                   ----------------

      TOTAL BONDS (COST $7,553,800,034) ...............................................                              8,100,510,989
                                                                                                                   ----------------

                                                                                           ---------------
                                                                                           NOTIONAL AMOUNT
                                                                                           ---------------
    l OPTIONS PURCHASED 0.0% i
      PUTS
      BRAZIL 0.0% i
    m Brazilian Real Put, strike price 1.9 BRL, expiration date 4/17/08 ...............     $     100,000                      197
    m Brazilian Real Put, strike price 2.05 BRL, expiration date 1/20/09 ..............           100,000                    2,090
                                                                                                                   ----------------

      TOTAL OPTIONS PURCHASED (COST $5,130) ...........................................                                      2,287
                                                                                                                   ----------------

      TOTAL LONG TERM INVESTMENTS (COST $7,553,805,164) ...............................                              8,100,513,276
                                                                                                                   ----------------

                                                                                          ------------------
                                                                                          PRINCIPAL AMOUNT a
                                                                                          ------------------
      SHORT TERM INVESTMENTS 13.6%
      FOREIGN GOVERNMENT SECURITIES 8.3%
      EGYPT 4.2%
    k Egypt Treasury Bills, 4/01/08 - 2/24/09 .........................................     2,294,825,000   EGP        401,967,475
                                                                                                                   ----------------
      MALAYSIA 3.1%
      Government of Malaysia,
         7.60%, 3/15/08 ...............................................................        42,000,000   MYR         13,164,032
         3.17%, 5/15/08 ...............................................................       175,000,000   MYR         54,756,347
         3.541%, 7/08/08 ..............................................................        68,450,000   MYR         21,446,738
         3.562%, 7/15/08 ..............................................................       105,375,000   MYR         32,999,957
    k Malaysia Treasury Bills, 3/13/08 - 11/28/08 .....................................       560,847,000   MYR        173,872,800
                                                                                                                   ----------------
                                                                                                                       296,239,874
                                                                                                                   ----------------


20 | Semiannual Report

Templeton Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL BOND FUND                                                          PRINCIPAL AMOUNT a            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENTS (CONTINUED)
      NORWAY 0.4%
    k Norway Treasury Bills, 6/18/08 - 9/17/08 ........................................       234,810,000   NOK    $    43,800,367
                                                                                                                   ----------------
      SWEDEN 0.6%
    k Government of Sweden, Strip, 6/18/08 ............................................       335,000,000   SEK         53,701,388
                                                                                                                   ----------------
      TOTAL FOREIGN GOVERNMENT SECURITIES (COST $760,621,444) .........................                                795,709,104
                                                                                                                   ----------------
      TIME DEPOSIT (COST $500,735,000) 5.3%
      UNITED STATES 5.3%
      Royal Bank of Scotland Group PLC, 3.11%, 3/03/08 ................................       500,735,000              500,735,000
                                                                                                                   ----------------
      TOTAL SHORT TERM INVESTMENTS (COST $1,261,356,444) ..............................                              1,296,444,104
                                                                                                                   ----------------

      TOTAL INVESTMENTS (COST $8,815,161,608) 98.6% ...................................                              9,396,957,380
      NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 1.2% ..........................                                118,402,764
      OTHER ASSETS, LESS LIABILITIES 0.2% .............................................                                 17,940,005
                                                                                                                   ----------------
      NET ASSETS 100.0% ...............................................................                            $ 9,533,300,149
                                                                                                                   ================

CURRENCY ABBREVIATIONS

AUD  -  Australian Dollar
BRL  -  Brazilian Real
CAD  -  Canadian Dollar
CHF  -  Swiss Franc
EGP  -  Egyptian Pound
EUR  -  Euro
IDR  -  Indonesian Rupiah
JPY  -  Japanese Yen
KRW  -  South Korean Won
MXN  -  Mexican Peso
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona
SGD  -  Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

FNMA - Federal National Mortgage Association
FRN  - Floating Rate Note


                                                          Semiannual Report | 21

Templeton Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c A portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).

d The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

e Principal amount is stated in 1,000 Brazilian Real Units.

f Redemption price at maturity is adjusted for inflation. See Note 1(g).

g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 29, 2008, the aggregate value of these securities was $104,999,917, representing 1.10% of net assets.

h Principal amount is stated in 100 Mexican Peso Units.

i Rounds to less than 0.1% of net assets.

j A supranational organization is an entity formed by two or more central governments through international treaties.

k The security is traded on a discount basis with no stated coupon rate.

l See Note 1(e) regarding options.

m Non-income producing for the twelve months ended February 29, 2008.


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2008 (unaudited)

                                                                                   ---------------
                                                                                      TEMPLETON
                                                                                     GLOBAL BOND
                                                                                         FUND
                                                                                   ---------------
Assets:
   Investments in securities:
     Cost ......................................................................   $ 8,815,161,608
                                                                                   ===============
     Value .....................................................................   $ 9,396,957,380
   Foreign currency, at value (cost $59,526,139) ...............................        59,556,860
   Receivables:
     Capital shares sold .......................................................       109,247,354
     Interest ..................................................................       150,949,744
   Unrealized gain on forward exchange contracts (Note 7) ......................       176,342,089
                                                                                   ---------------
       Total assets ............................................................     9,893,053,427
                                                                                   ---------------
Liabilities:
   Payables:
     Investment securities purchased ...........................................       267,419,874
     Capital shares redeemed ...................................................        27,816,224
     Affiliates ................................................................         5,833,786
   Unrealized loss on forward exchange contracts (Note 7) ......................        57,939,325
   Accrued expenses and other liabilities ......................................           744,069
                                                                                   ---------------
       Total liabilities .......................................................       359,753,278
                                                                                   ---------------
         Net assets, at value ..................................................   $ 9,533,300,149
                                                                                   ===============
Net assets consist of:
   Paid-in capital .............................................................   $ 8,777,115,967
   Distributions in excess of net investment income ............................      (100,191,110)
   Net unrealized appreciation (depreciation) ..................................       696,673,825
   Accumulated net realized gain (loss) ........................................       159,701,467
                                                                                   ---------------
         Net assets, at value ..................................................   $ 9,533,300,149
                                                                                   ===============
CLASS A:
   Net assets, at value ........................................................   $ 5,940,154,281
                                                                                   ===============
   Shares outstanding ..........................................................       493,778,175
                                                                                   ===============
   Net asset value per share a .................................................   $         12.03
                                                                                   ===============
   Maximum offering price per share (net asset value per share / 95.75%) .......   $         12.56
                                                                                   ===============
CLASS C:
   Net assets, at value ........................................................   $ 1,653,095,889
                                                                                   ===============
   Shares outstanding ..........................................................       137,217,495
                                                                                   ===============
   Net asset value and maximum offering price per share a ......................   $         12.05
                                                                                   ===============
ADVISOR CLASS:
   Net assets, at value ........................................................   $ 1,940,049,979
                                                                                   ===============
   Shares outstanding ..........................................................       161,640,367
                                                                                   ===============
   Net asset value and maximum offering price per share a ......................   $         12.00
                                                                                   ===============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Templeton Income Trust

STATEMENT OF OPERATIONS
for the period ended February 29, 2008 (unaudited)

                                                                                   ---------------
                                                                                      TEMPLETON
                                                                                     GLOBAL BOND
                                                                                         FUND
                                                                                   ---------------
Investment income:
   Interest (net of foreign taxes of $3,385,116) ...............................   $   193,812,947
                                                                                   ---------------
Expenses:
   Management fees (Note 3a) ...................................................        15,347,009
   Administrative fees (Note 3b) ...............................................         3,093,565
   Distribution fees: (Note 3c)
     Class A ...................................................................         5,935,544
     Class C ...................................................................         4,104,294
   Transfer agent fees (Note 3e) ...............................................         3,551,403
   Custodian fees (Note 4) .....................................................         1,748,241
   Reports to shareholders .....................................................           168,358
   Registration and filing fees ................................................           277,911
   Professional fees ...........................................................            64,198
   Trustees' fees and expenses .................................................            35,636
   Other .......................................................................            36,919
                                                                                   ---------------
       Total expenses ..........................................................        34,363,078
       Expense reductions (Note 4) .............................................           (72,647)
                                                                                   ---------------
         Net expenses ..........................................................        34,290,431
                                                                                   ---------------
           Net investment income ...............................................       159,522,516
                                                                                   ---------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
     Investments ...............................................................       141,197,709
     Foreign currency transactions .............................................        23,753,539
                                                                                   ---------------
         Net realized gain (loss) ..............................................       164,951,248
                                                                                   ---------------
Net change in unrealized appreciation (depreciation) on:
     Investments ...............................................................       482,212,212
     Translation of assets and liabilities denominated in foreign currencies ...       104,556,069
                                                                                   ---------------
         Net change in unrealized appreciation (depreciation) ..................       586,768,281
                                                                                   ---------------
Net realized and unrealized gain (loss) ........................................       751,719,529
                                                                                   ---------------
Net increase (decrease) in net assets resulting from operations ................   $   911,242,045
                                                                                   ===============


24 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               ------------------------------------
                                                                                                    TEMPLETON GLOBAL BOND FUND
                                                                                               ------------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                               FEBRUARY 29, 2008     YEAR ENDED
                                                                                                  (UNAUDITED)      AUGUST 31, 2007
                                                                                               ------------------------------------
Increase (decrease) in net assets:
   Operations:
     Net investment income ..................................................................  $     159,522,516   $   175,392,260
     Net realized gain (loss) from investments and foreign currency transactions ............        164,951,248       145,506,415
     Net change in unrealized appreciation (depreciation) on investments and translation of
       assets and liabilities denominated in foreign currencies .............................        586,768,281         7,284,479
                                                                                               ------------------------------------
           Net increase (decrease) in net assets resulting from operations ..................        911,242,045       328,183,154
                                                                                               ------------------------------------
   Distributions to shareholders from:
     Net investment income and net realized foreign currency gains:
        Class A .............................................................................       (212,863,568)     (153,681,419)
        Class C .............................................................................        (54,262,394)      (35,965,880)
        Advisor Class .......................................................................        (71,211,557)      (43,422,714)
     Net realized gains:
        Class A .............................................................................         (4,403,196)       (1,701,498)
        Class C .............................................................................         (1,142,849)         (428,181)
        Advisor Class .......................................................................         (1,354,062)         (437,118)
                                                                                               ------------------------------------
   Total distributions to shareholders ......................................................       (345,237,626)     (235,636,810)
                                                                                               ------------------------------------
   Capital share transactions: (Note 2)
        Class A .............................................................................      1,726,636,567     1,932,398,186
        Class C .............................................................................        563,507,565       511,467,700
        Advisor Class .......................................................................        672,652,227       698,247,570
                                                                                               ------------------------------------
   Total capital share transactions .........................................................      2,962,796,359     3,142,113,456
                                                                                               ------------------------------------
   Redemption fees ..........................................................................             62,383            43,670
                                                                                               ------------------------------------
           Net increase (decrease) in net assets ............................................      3,528,863,161     3,234,703,470
Net assets:
   Beginning of period ......................................................................      6,004,436,988     2,769,733,518
                                                                                               ------------------------------------
   End of period ............................................................................  $   9,533,300,149   $ 6,004,436,988
                                                                                               ====================================
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
   End of period ............................................................................  $    (100,191,110)  $    78,623,893
                                                                                               ====================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Templeton Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Global Bond Fund (Fund) included in this report is non-diversified. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


26 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

D. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


                                                          Semiannual Report | 27

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

E. OPTIONS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell securities, currencies, or other financial instruments at a specified price or for a fixed currency amount. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

F. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


28 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date (30 days or less prior to June 1, 2004). The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


                                                          Semiannual Report | 29

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                         --------------------------------------------------------------
                                                SIX MONTHS ENDED                   YEAR ENDED
                                               FEBRUARY 29, 2008                AUGUST 31, 2007
                                         --------------------------------------------------------------
                                            SHARES         AMOUNT           SHARES         AMOUNT
                                         --------------------------------------------------------------
CLASS A SHARES:
   Shares sold .......................   173,359,704   $ 2,022,095,878   205,697,025   $ 2,295,240,861
   Shares issued in reinvestment of
     distributions ...................    14,689,092       167,953,838    10,245,984       113,890,146
   Shares redeemed ...................   (39,824,462)     (463,413,149)  (42,822,166)     (476,732,821)
                                         --------------------------------------------------------------
   Net increase (decrease) ...........   148,224,334   $ 1,726,636,567   173,120,843   $ 1,932,398,186
                                         ==============================================================
CLASS C SHARES:
   Shares sold .......................    52,106,153   $   609,284,026    51,480,867   $   576,192,314
   Shares issued in reinvestment of
     distributions ...................     3,264,438        37,343,448     2,192,188        24,389,940
   Shares redeemed ...................    (7,138,585)      (83,119,909)   (7,989,073)      (89,114,554)
                                         --------------------------------------------------------------
   Net increase (decrease) ...........    48,232,006   $   563,507,565    45,683,982   $   511,467,700
                                         ==============================================================
ADVISOR CLASS SHARES:
   Shares sold .......................    61,410,542   $   717,022,352    65,856,402   $   733,474,567
   Shares issued in reinvestment of
     distributions ...................     3,351,720        38,239,104     2,258,291        25,034,399
   Shares redeemed ...................    (7,096,821)      (82,609,229)   (5,430,933)      (60,261,396)
                                         --------------------------------------------------------------
   Net increase (decrease) ...........    57,665,441   $   672,652,227    62,683,760   $   698,247,570
                                         ==============================================================


30 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                             AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                     Investment manager
Franklin Templeton Services, LLC (FT Services)         Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)   Principal underwriter
Franklin Templeton Investor Services, LLC (Investor    Transfer agent
   Services)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------
       0.50%          Up to and including $200 million
       0.45%          Over $200 million, up to and including $1.3 billion
       0.40%          In excess of $1.3 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the average daily net assets as follows:

--------------------------------------------------------------------------
ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------
       0.150%         Up to and including $200 million
       0.135%         Over $200 million, up to and including $700 million
       0.100%         Over $700 million, up to and including $1.2 billion
       0.075%         In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


                                                          Semiannual Report | 31

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

In addition, under the Fund's Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .........................................................   0.25%
Class C .........................................................   0.65%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   brokers/dealers ........................................   $ 1,530,801
Contingent deferred sales charges retained ................   $   131,650

E. TRANSFER AGENT FEES

For the period ended February 29, 2008, the Fund paid transfer agent fees of $3,551,403, of which $2,233,821 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 29, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2007, the Fund deferred realized capital losses of $4,612,548.


32 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

5. INCOME TAXES (CONTINUED)

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................   $ 8,850,373,577
                                                           ===============

Unrealized appreciation ................................   $   563,862,705
Unrealized depreciation ................................       (17,278,902)
                                                           ---------------
Net unrealized appreciation (depreciation) .............   $   546,583,803
                                                           ===============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2008, aggregated $4,339,651,197 and $1,145,777,809, respectively.

7. FORWARD EXCHANGE CONTRACTS

At February 29, 2008, the Fund had the following forward exchange contracts outstanding:

                                                                      -------------------------------------------------------------
                                                                          CONTRACT         SETTLEMENT    UNREALIZED    UNREALIZED
                                                                          AMOUNT a            DATE          GAIN          LOSS
                                                                      -------------------------------------------------------------
CONTRACTS TO BUY
      390,000,000   Norwegian Krone ...............................       74,676,450         3/07/08    $    58,953   $         --
    2,614,149,000   Kazakhstani Tenge .............................       21,300,000         3/25/08        263,697             --
      270,615,912   Mexican Peso ..................................   49,006,376,718 COP     4/22/08             --     (1,233,444)
    5,203,780,000   Japanese Yen ..................................       44,766,327         5/27/08      5,582,576             --
      486,800,000   Kazakhstani Tenge .............................        4,000,000         5/30/08             --        (35,258)
    1,453,200,000   Kazakhstani Tenge .............................       12,000,000         6/02/08             --       (172,299)
    2,600,000,000   Japanese Yen ..................................       22,320,470         7/18/08      2,892,922             --
    1,788,091,200   Kazakhstani Tenge .............................       14,600,000         7/25/08             --       (215,851)
    1,567,293,700   Japanese Yen ..................................       13,700,000         8/07/08      1,512,028             --
    1,956,935,050   Japanese Yen ..................................       17,150,000         8/08/08      1,844,684             --
    1,960,502,250   Japanese Yen ..................................       17,150,000         8/11/08      1,881,800             --
    3,303,419,200   Japanese Yen ..................................       29,600,000         8/20/08      2,480,919             --
    3,653,034,000   Japanese Yen ..................................       33,000,000         8/25/08      2,483,923             --
      279,175,000   Japanese Yen ..................................        2,512,826         9/04/08        200,064             --
    5,136,976,625   Japanese Yen ..................................       34,075,000 EUR     9/12/08             --     (1,375,596)


                                                          Semiannual Report | 33

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

7. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                      -------------------------------------------------------------
                                                                          CONTRACT         SETTLEMENT    UNREALIZED    UNREALIZED
                                                                          AMOUNT a            DATE         GAIN           LOSS
                                                                      -------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
      400,000,000   Indian Rupee ..................................       13,896,609 NZD     9/24/08    $        --   $   (709,841)
    2,819,076,300   Japanese Yen ..................................       25,560,000         9/25/08      1,857,637             --
    4,226,052,000   Japanese Yen ..................................       38,100,000         9/26/08      3,003,191             --
    4,443,463,750   Kazakhstani Tenge .............................       35,050,000        10/10/08         92,988             --
   13,854,500,000   Chilean Peso ..................................       27,500,000        10/20/08      2,543,370             --
    6,159,856,250   Chilean Peso ..................................       12,200,000        10/22/08      1,158,000             --
    7,563,000,000   Chilean Peso ..................................       15,000,000        10/23/08      1,401,044             --
       23,793,446   Swiss Franc ...................................       20,650,000        10/27/08      2,198,693             --
    4,544,000,000   Kazakhstani Tenge .............................       35,500,000        11/03/08        248,502             --
    7,876,740,000   Japanese Yen ..................................       71,000,000        11/04/08      5,730,935             --
    1,719,248,100   Japanese Yen ..................................       16,216,262        11/14/08        538,486             --
    1,913,894,500   Japanese Yen ..................................       17,976,326        11/21/08        680,603             --
       31,360,000   Euro ..........................................      115,875,200 RON    12/03/08      2,563,986             --
    3,805,000,000   Japanese Yen ..................................       34,455,905        12/04/08      2,655,167             --
       26,135,000   Euro ..........................................       94,778,578 RON    12/04/08      2,829,512             --
    2,495,897,250   Japanese Yen ..................................       23,351,895        12/05/08        992,160             --
    2,547,205,800   Japanese Yen ..................................       23,913,159        12/08/08        934,326             --
    4,967,270,010   Kazakhstani Tenge .............................       38,365,000        12/12/08        366,402             --
    2,161,100,000   Japanese Yen ..................................       20,000,000        12/15/08      1,087,011             --
    2,163,000,000   Japanese Yen ..................................       20,000,000        12/17/08      1,107,242             --
    3,315,048,000   Kazakhstani Tenge .............................       25,520,000        12/22/08        266,500             --
    2,590,384,500   Kazakhstani Tenge .............................       20,197,930         1/16/09             --       (168,409)
    5,108,250,000   Kazakhstani Tenge .............................       39,908,203         1/20/09             --       (447,529)
       21,149,490   Peruvian Nuevo Sol ............................       82,377,074 MXN     1/22/09         43,736             --
      313,215,750   Japanese Yen ..................................        3,001,531         1/22/09         59,343             --
    3,040,722,500   Japanese Yen ..................................       29,000,000         2/05/09        731,895             --
    4,728,133,500   Kazakhstani Tenge .............................       36,655,382         2/06/09             --       (278,362)
    4,079,549,945   Japanese Yen ..................................       38,744,924         2/12/09      1,155,738             --
    4,747,949,850   Japanese Yen ..................................       44,695,000         2/17/09      1,752,376             --
      612,408,000   Kazakhstani Tenge .............................        4,740,000         2/26/09             --        (50,542)
    3,503,442,868   Kazakhstani Tenge .............................       27,191,542         2/27/09             --       (370,584)
    1,476,100,000   Indian Rupee ..................................       47,837,726 NZD     2/27/09        888,092             --
CONTRACTS TO SELL
      119,627,943   Mexican Peso ..................................       22,747,280 BRL     4/22/08      2,179,001             --
      270,615,912   Mexican Peso ..................................   52,872,936,867 COP     4/22/08      3,312,315             --
       13,836,250   New Zealand Dollar ............................      440,961,278 INR     4/28/08        113,929             --
      199,917,227   Mexican Peso ..................................       37,893,972 BRL     5/07/08      3,554,843             --
       99,715,204   Mexican Peso ..................................       19,004,956 BRL     5/08/08      1,833,079             --
      121,591,935   Mexican Peso ..................................    5,642,838,501 CLP     5/16/08      1,085,756             --
       84,372,354   Mexican Peso ..................................    3,870,261,121 CLP     5/20/08        654,475             --
      479,077,300   Mexican Peso ..................................    1,808,277,269 INR     5/21/08      1,036,593             --


34 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

7. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                      -------------------------------------------------------------
                                                                          CONTRACT         SETTLEMENT   UNREALIZED     UNREALIZED
                                                                          AMOUNT a            DATE         GAIN           LOSS
                                                                      -------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
      435,023,162   Mexican Peso ..................................    4,722,350,433 KZT     5/27/08    $        --   $ (1,714,134)
    5,203,780,000   Japanese Yen ..................................       49,279,186         5/27/08             --     (1,069,717)
      373,990,238   Mexican Peso ..................................    4,051,211,854 KZT     5/29/08             --     (1,548,727)
       68,659,949   Mexican Peso ..................................    3,149,775,154 CLP     6/12/08        536,678             --
      416,711,043   Mexican Peso ..................................    4,595,132,565 KZT     6/25/08             --     (1,153,935)
      359,167,941   Mexican Peso ..................................      101,662,486 PEN     6/30/08      2,580,783             --
    1,052,296,333   Japanese Yen ..................................        9,988,575         7/18/08             --       (216,026)
       25,676,395   Mexican Peso ..................................    1,167,505,659 CLP     9/15/08        191,078             --
      294,631,150   Mexican Peso ..................................   13,462,050,783 CLP    10/01/08      2,394,056             --
      293,380,020   Mexican Peso ..................................   13,359,323,253 CLP    10/02/08      2,288,858             --
   33,462,329,800   South Korean Won ..............................       40,607,160 CHF    11/13/08      3,448,337             --
   31,594,490,000   South Korean Won ..............................       38,986,772 CHF    11/17/08      3,877,358             --
      173,995,000   Romanian Leu-New ..............................      385,883,788 NOK    11/17/08      5,279,739             --
  146,408,193,750   South Korean Won ..............................      172,638,222 CHF    11/25/08     10,270,419             --
   27,129,960,000   South Korean Won ..............................       32,290,268 CHF    11/26/08      2,191,162             --
   72,279,474,000   South Korean Won ..............................       86,076,996 CHF    11/28/08      5,886,071             --
   28,127,778,400   South Korean Won ..............................       34,013,058 CHF    12/02/08      2,786,652             --
   89,271,080,000   South Korean Won ..............................      106,871,796 CHF    12/03/08      7,809,899             --
        4,940,820   Euro ..........................................      775,402,409 JPY    12/08/08        150,694             --
   41,414,305,200   South Korean Won ..............................       50,058,388 CHF    12/09/08      4,084,413             --
   39,221,309,400   South Korean Won ..............................       60,484,709 SGD    12/10/08      2,100,186             --
   24,106,790,750   South Korean Won ..............................       29,463,201 CHF    12/15/08      2,690,216             --
      146,781,915   Romanian Leu-New ..............................      378,876,415 SEK    12/15/08      4,293,345             --
      470,261,221   Mexican Peso ..................................      119,032,520 PEN     1/20/09             --       (359,496)
  127,879,215,000   South Korean Won ..............................      147,248,250 CHF     1/20/09      5,615,676             --
      387,746,910   Mexican Peso ..................................       33,954,806         1/22/09             --       (800,555)
      200,215,434   Mexican Peso ..................................      696,169,086 INR     1/22/09             --       (580,261)
   81,377,742,000   South Korean Won ..............................       85,409,049         1/23/09             --       (971,122)
      505,362,025   Mexican Peso ..................................    1,754,162,125 INR     1/27/09             --     (1,515,534)
       75,904,600   Euro ..........................................      110,665,111         1/28/09             --     (3,035,456)
      106,253,486   Euro ..........................................      154,841,600         1/29/09                    (4,314,677)
       30,331,862   Euro ..........................................       44,484,709         2/04/09             --       (940,396)
      478,036,590   Mexican Peso ..................................       42,203,283         2/06/09             --       (562,126)
      737,945,610   Mexican Peso ..................................       65,215,466         2/09/09             --       (775,980)
      188,300,469   Romanian Leu-New ..............................    1,240,192,938 CZK     2/12/09      2,579,457             --
       68,833,241   Romanian Leu-New ..............................      455,545,272 CZK     2/17/09      1,091,635             --
       48,044,248   Euro ..........................................       69,402,319         2/19/09             --     (2,514,266)
      214,572,298   Euro ..........................................      311,889,239         2/23/09             --     (9,258,988)
      214,572,298   Euro ..........................................   33,011,089,758 JPY     2/23/09      1,864,466             --
       71,524,099   Euro ..........................................      104,532,471         2/25/09             --     (2,510,065)


                                                          Semiannual Report | 35

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

7. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                                    ---------------------------------------------------------------
                                                                        CONTRACT         SETTLEMENT    UNREALIZED      UNREALIZED
                                                                        AMOUNT a            DATE          GAIN            LOSS
                                                                    ---------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
   39,858,000,000   South Korean Won ............................       42,000,000         2/25/09    $          --   $   (295,629)
      143,048,199   Euro ........................................   22,028,921,977 JPY     2/25/09        1,484,702             --
      204,729,820   Euro ........................................      299,330,194         2/26/09               --     (7,057,386)
       71,524,099   Euro ........................................   10,969,436,491 JPY     2/26/09          309,502             --
      526,825,561   Euro ........................................      778,067,471         2/27/09               --    (10,325,872)
   39,787,020,000   South Korean Won ............................       42,000,000         2/27/09               --       (219,551)
      663,958,477   Mexican Peso ................................       58,964,449         2/27/09               --       (273,006)
       49,184,431   Romanian Leu-New ............................      318,665,928 CZK     2/27/09          397,683             --
      321,858,448   Euro ........................................   50,044,768,742 JPY     2/27/09        8,105,030             --
      113,621,907   Mexican Peso ................................       10,118,163         3/03/09               --        (13,808)
       71,524,100   Euro ........................................      107,211,765         3/03/09          189,841             --
       35,762,050   Euro ........................................       53,555,458         3/04/09           41,061             --
       71,524,100   Euro ........................................      106,936,755         3/04/09               --        (92,039)
   39,572,400,000   South Korean Won ............................       42,000,000         3/04/09            8,943             --
   UNREALIZED GAIN (LOSS) ON OFFSETTING FORWARD EXCHANGE CONTRACTS ................................      21,935,658       (762,858)
                                                                                                      -----------------------------
   UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ...........................................   $ 176,342,089   $(57,939,325)
                                                                                                      -----------------------------
       NET UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ...................................   $ 118,402,764
                                                                                                      =============

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

BRL  -  Brazilian Real
CHF  -  Swiss Franc
CLP  -  Chilean Peso
COP  -  Colombian Peso
CZK  -  Czech Koruna
EUR  -  Euro
INR  -  Indian Rupee
JPY  -  Japanese Yen
KZT  -  Kazakhstani Tenge
MXN  -  Mexican Peso
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
RON  -  Romanian Leu-New
SEK  -  Swedish Krona
SGD  -  Singapore Dollar


36 | Semiannual Report

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

8. CREDIT RISK

The Fund has 13.12% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

9. REORGANIZATION TO A DELAWARE STATUTORY TRUST

On April 11, 2007, the Board and shareholders approved an Agreement and Plan of Reorganization (Agreement) whereby the investment company would be reorganized and its domicile changed from a Maryland corporation to a Delaware statutory trust. The reorganization became effective on December 3, 2007.

10. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

11. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares (marketing support), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the Company), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.


                                                          Semiannual Report | 37

Templeton Income Trust

TEMPLETON GLOBAL BOND FUND

11. REGULATORY AND LITIGATION MATTERS (CONTINUED)

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Funds, it is committed to making the Funds or their shareholders whole, as appropriate.

12. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on February 29, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions as of August 31, 2007 and has determined that no provision for income tax is required in the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


38 | Semiannual Report

Templeton Income Trust

SHAREHOLDER INFORMATION

TEMPLETON GLOBAL BOND FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 39

GOF P-5                   SUPPLEMENT DATED MARCH 1, 2008
                      TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN GLOBAL TRUST

Franklin Global Real Estate Fund

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST

Franklin Rising Dividends Fund

FRANKLIN MUNICIPAL SECURITIES TRUST

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST

Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

FRANKLIN TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives Allocation Fund

FRANKLIN TEMPLETON GLOBAL TRUST

Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN VALUE INVESTORS TRUST

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS

Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST

Templeton Global Bond Fund
Templeton International Bond Fund

The prospectus is revised as follows:

1. Effective October 1, 2008, for all funds that are offered with an initial sales charge, the cumulative quantity discount and letter of intent portion of the "Sales Charge Reductions and Waivers" section is amended to read:

      1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

      Cumulative quantity discount eligible shares are Franklin Templeton Fund shares registered to (or held by a financial intermediary for):

      o     You, individually;

      o Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a "Family Member");


Not part of the semiannual report

      o     You jointly with one or more Family Members;

      o You jointly with another person(s) who is(are) not Family Members if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares;

      o A trustee/custodian of a Coverdell Education Savings account for which you or a Family Member is the identified responsible person;

      o A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered/recorded under yours or a Family Member's Social Security number

      o A 529 college savings plan over which you or a Family Member has investment discretion and control;

      o Any entity over which you or a Family Member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a Family Member is the custodian, a trust on which you or a Family Member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a Family Member] on which you or a Family Member is the authorized signer);

      o     A trust established by you or a Family Member as grantor.

      Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement plan such as a 401(k) plan (see definition below) do not qualify for a cumulative quantity discount.

      If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer's brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial adviser at the time of your purchase (including at the time of any future purchase). If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund's transfer agent at the time of any purchase.

      If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial adviser or the Franklin Templeton Funds' transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial adviser and the Fund generally will not have that information.

      The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial adviser nor the Franklin Templeton Funds may have or maintain this information.

      An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

      2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial adviser when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to tell the Funds' transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the Statement of Additional Information for more LOI details.

      To sign up for these programs, complete the appropriate section of your account application.

2. Effective October 1, 2008, the second sentence of the section "Investments of $1 Million or More" is amended as follows:

      However, there is a 1% Contingent Deferred Sales Charge ("CDSC") for funds that have a maximum initial sales charge of 5.75%; for all other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you redeem within 18 months of purchase.

3. The "Qualified Investors - Advisor Class" (and "Qualified Investors - Class Z" for Mutual Series funds) section is revised to include the following category of investor:

      o Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                               Not part of the semiannual report

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

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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Franklin India Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

04/08                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o  WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

   Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL BOND FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN (R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

406 S2008 04/08


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                       FEBRUARY 29, 2008
--------------------------------------------------------------------------------
                                              A series of Templeton Income Trust

--------------------------------------------------------------------------------
      SEMIANNUAL REPORT AND SHAREHOLDER LETTER                  INCOME
--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                    TEMPLETON
              INTERNATIONAL BOND FUND                  Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]


Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton International Bond Fund .........................................    3

Performance Summary     ...................................................    9

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   22

Notes to Financial Statements .............................................   26

Shareholder Information ...................................................   37

--------------------------------------------------------------------------------


Semiannual Report

Templeton International Bond Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton International Bond Fund seeks current income with capital appreciation and growth of income. The Fund invests predominantly in non-U.S. securities and, under normal market conditions, invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes and debentures.

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Government Bonds .......................................................   88.0%
Short-Term Investments & Other Net Assets ..............................   12.0%

--------------------------------------------------------------------------------

This semiannual report for Templeton International Bond Fund covers the period from the Fund's inception on December 3, 2007, through February 29, 2008.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW

For the period under review, Templeton International Bond Fund - Class A posted a +4.91% cumulative total return. The Fund outperformed its benchmark, the Citigroup Non-U.S. World Government Bond Index (ex-U.S. WGBI), in local currency terms as the index posted a cumulative total return of +1.75% for the same period.1 However, the Fund underperformed the index's +5.76%

1. Source: Citigroup. The Citigroup ex-U.S. WGBI is market capitalization weighted and tracks total returns of government bonds in 22 developed countries globally excluding the U.S. Local bond market returns are based on country subindexes of the Citigroup WGBI. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                           Semiannual Report | 3

--------------------------------------------------------------------------------
WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.
--------------------------------------------------------------------------------

cumulative total return in U.S. dollar terms. 1 You can find the Fund's performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

The reporting period was marked by rising delinquencies in U.S. subprime mortgages, broader global credit deleveraging and the resulting fallout on the global economy and financial markets. In an environment of heightened uncertainty, equity and credit markets broadly came under pressure while developed bond markets benefited from flight to quality. Additionally, the U.S. dollar depreciated further while commodity prices continued to rise.

The U.S. Federal Reserve Board (Fed) aggressively cut interest rates to mitigate the credit shock and housing market slump's negative effects. For the review period, the Fed cut the federal funds target rate 150 basis points (bps) from 4.50% to 3.00% by period-end. U.S. economic growth slowed to an annualized 0.6% in fourth quarter 2007, accompanied by significant declines in consumer confidence as housing prices contracted and the labor market began shedding jobs. While slower domestic demand growth relieved pressure on the widening U.S. current account deficit, the deficit's magnitude remained difficult to finance through capital inflows amid slower growth prospects and lower short-term interest rates, adding to depreciation pressure on the U.S. dollar.

The euro hit a record high against the U.S. dollar, reaching $1.52 per euro, due to relative growth and interest rates. 2 The European Central Bank (ECB) provided increased liquidity to the European banking system to help alleviate the global credit crunch's impact. As a result, the ECB focused on inflation risks and left interest rates unchanged at 4.00% over the period. Higher energy and food prices pushed consumer price growth to 3.2% in January 2008, above the ECB's 2.0% inflation target. 3 Economic growth across Europe moderated due to the effects of previous interest rate hikes and slower growth among key trading partners. Additionally, eurozone economic growth moderated to 2.2% in fourth quarter 2007 year-over-year as higher inflation eroded consumers' purchasing power and consumption dropped for the first time in six years. 4 Non-euro Europe's economic growth remained mostly stronger than in euro economies resulting from stronger investment growth and tighter labor markets. For example, Norway's, Poland's and Sweden's economies grew 6.3%,

2. Source: Exshare (via Compustat via Factset).

3. Source: Eurostat.

4. Source: www.retnews.com, "Euro Zone Q4 Economic Growth Slows on Spending Decline," 3/4/08.


4 | Semiannual Report

6.1% and 2.8%, respectively, in fourth quarter 2007 year-over-year. 5 Rising wage and cost pressures prompted these economies' central banks to continue hiking interest rates despite the global credit crisis.

China remained an important contributor to Asia's continued robust growth. Gross domestic product (GDP) grew 11.2% in fourth quarter 2007 year-over-year. Economic growth remained reasonably strong in other countries, rising 7.3% in Malaysia, 5.5% in South Korea and 5.4% in Singapore, over the same period. 6 Chinese monetary authorities continued to tighten credit conditions through various channels including increasing interest rates 18 bps over the period. However, inflation pressures picked up, primarily reflecting higher global commodity prices, and China's consumer price inflation jumped to 8.7% year-over-year in February 2008.7 Asia continued to generate large current account surpluses and accumulate foreign exchange reserves. With increased risk aversion and volatile equity performance, sovereign wealth funds helped provide stability to U.S. and European financial systems through bank recapitalization.

INVESTMENT STRATEGY

We invest selectively in non-U.S. bonds around the world based upon our assessment of changing market, political and economic conditions. While seeking opportunities, we monitor various factors including changes in interest rates, currency exchange rates and credit risks.

MANAGER'S DISCUSSION

The Fund's total return was influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

INTEREST RATE STRATEGY

Concerns over the health of the global economy and financial sectors supported developed bond markets, while other bond markets recovered from financial market contagion and repriced risk of slower global growth. While economic activity remained reasonably positive outside the U.S., we held duration exposure in countries where we believed the market was too optimistic in its expectations for the economy to fully decouple from global credit market events or the U.S. economic slowdown. Two examples are Mexico and

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/29/08

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asia Pacific                                                               32.0%
Americas                                                                   22.5%
Other Europe                                                               16.8%
EMU*                                                                       15.8%
Supranational**                                                             8.5%
Middle East & Africa                                                        3.1%
Other Net Assets                                                            1.3%

* The Fund's EMU investments were in Austria, France, Germany and the
Netherlands.

** The Fund's supranational investments were denominated in Japanese yen.

--------------------------------------------------------------------------------
WHAT IS DURATION?
--------------------------------------------------------------------------------
Duration is a measure of a bond's price sensitivity to interest rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest rate changes than a portfolio with a higher duration.
--------------------------------------------------------------------------------

5. Source: Statistics Norway; Statistics Sweden.

6. Source: Bank of Korea; Singapore Department of Statistics.

7. Source: National Bureau of Statistics.


                                                           Semiannual Report | 5

--------------------------------------------------------------------------------
WHAT IS A CARRY TRADE?
--------------------------------------------------------------------------------
Carry trade is a strategy in which an investor sells a certain currency with a relatively low interest rate and uses the funds to purchase a different currency yielding a higher interest rate. A trader using this strategy attempts to capture the difference between the rates.
--------------------------------------------------------------------------------

South Korea. As a U.S. neighbor, the Mexican economy has strong economic links to the U.S. economy given the mobility of goods, labor and capital flows. Mexico's long-term bond yields fell 46 bps while its bond market returned +4.35% in local currency terms as measured by the J.P. Morgan (JPM) Global Bond Index
(GBI) Broad. 8 In South Korea, the central bank has increased interest rates a cumulative 100 basis points over the past two years, and the market has been pricing in a continuation of this tightening cycle. However, in our view, the combination of strong trade links to the U.S. and moderating domestic growth could lead to a South Korean economic slowdown. Therefore, we viewed South Korean interest rates as attractive. We believed our South Korean position could also benefit from potential cyclical undercurrents in China following policy tightening amid global recoupling and the risk of asset price corrections. South Korean long-term bond yields fell 46 bps during the period and the bond market returned +4.05% in local currency terms according to the JPM GBI Broad. 8

CURRENCY STRATEGY

The U.S. dollar fell 3.04% against its major trading partners during the period as the U.S. failed to attract sufficient capital flows to finance its 5.1% of GDP current account deficit. 9 The Fund benefited from its pessimistic view on the U.S. dollar. Reflecting our increasingly cautious outlook on global and financial markets, we held exposure to currencies with large current account surpluses that were previously used to fund the carry trade, such as the Japanese yen or Swiss franc. These currencies benefited from rising volatility in global markets. The Japanese yen rose 6.55% against the U.S. dollar and the Swiss franc 8.31%, benefiting the Fund's relative performance. 2 Additionally, key currency positions generated strong positive gains against the U.S. dollar, including the Polish zloty, Brazilian real, Swedish krona and Malaysian ringgit, which rose 5.83%, 6.18%, 3.93% and 4.84%, respectively. 2

We saw greater value in non-euro currencies than the euro, and these currencies' gains helped offset the relative impact of being underweighted in the euro, compared with the benchmark, at a time when the euro hit record highs against the U.S. dollar. During the period, the euro rose 3.42% against the U.S. dollar. 2 Near the end of the reporting period, we used this euro strength

8. Source: J.P. Morgan. The JPM GBI Broad is a combination of the GBI Global and selected other countries, launched in 1997 to increase country and return diversification in international fixed income markets. Local bond market country returns are based on country subindexes of the JPM GBI Broad.

9. Source: Federal Reserve H10 Report; U.S. Department of Commerce, Bureau of Economic Analysis.


6 | Semiannual Report
to hedge a portion of the implicit euro currency risk in the portfolio's non-euro European positions. Since the beginning of 2002, the euro has appreciated against the U.S. dollar from a rate of $0.89 per euro to $1.52 by the end of February 2008, or a cumulative 71% increase. 2 Rising global demand and a strong profit environment over that period has helped the eurozone cope with a stronger currency. However, we believed the euro may become vulnerable to a more challenging global growth environment given the extent of what we assessed as euro overvaluation. We believe the U.S. dollar is still undergoing a multi-year weak currency cycle as global imbalances unwind. However, we found more value in Asian currencies relative to the U.S. dollar given the magnitude of the regional imbalances, as reflected by a large current account deficit in the U.S. and large current surpluses in Asia.

GLOBAL SOVEREIGN DEBT STRATEGY

The Fund also invested in investment-grade and subinvestment-grade sovereign debt. As an asset class, these investments typically compensate for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury yield curves. U.S. dollar-denominated emerging market debt generated a return of +1.08% as measured by the JPM Emerging Markets Bond Index Global (EMBIG). 10 Sovereign interest rate spreads rose from 268 bps at the beginning of the reporting period to 306 bps by period-end, as emerging market credit yields fell less than U.S. Treasury yields because of Fed rate cuts. The Fund had limited exposure to U.S. dollar-denominated emerging market debt given valuations, but we noted that credit fundamentals have improved over the past few years as shown by reserve accumulation, more supportive economic policies and improved debt ratios.

--------------------------------------------------------------------------------
CURRENCY BREAKDOWN
2/29/08

                                                                     % OF TOTAL
                                                                     NET ASSETS
--------------------------------------------------------------------------------
ASIA PACIFIC                                                              54.7%
Japanese Yen                                                              29.7%
Malaysian Ringgit                                                         10.9%
Kazakhstani Tenge                                                          4.3%
Singapore Dollar                                                           4.0%
Indian Rupee                                                               2.9%
Indonesian Rupiah                                                          2.7%
Australian Dollar                                                          1.2%
South Korean Won*                                                         -1.0%
--------------------------------------------------------------------------------
EUROPE                                                                     3.8%
Swiss Franc                                                               15.8%
Swedish Krona                                                              9.8%
Norwegian Krone                                                            4.5%
Polish Zloty                                                               4.3%
Czech Koruna                                                               1.3%
Romanian Leu-New*                                                         -2.9%
Euro*                                                                    -29.0%
--------------------------------------------------------------------------------
AMERICAS                                                                  38.4%
U.S. Dollar                                                               28.3%
Brazilian Real                                                             5.1%
Canadian Dollar                                                            2.4%
Chilean Peso                                                               1.9%
Peruvian Nuevo Sol                                                         0.6%
Mexican Peso                                                               0.1%
--------------------------------------------------------------------------------
MIDDLE EAST & AFRICA                                                       3.1%
Egyptian Pound                                                             3.1%
--------------------------------------------------------------------------------

* Holding is a negative percentage because of the Fund's holdings of forward currency exchange contracts.

10. Source: J.P. Morgan. The JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.


                                                           Semiannual Report | 7

Thank you for your participation in Templeton International Bond Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]  /s/ Michael Hasenstab

                 Michael Hasenstab, Ph.D.
                 Portfolio Manager
                 Templeton International Bond Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Semiannual Report

Performance Summary as of 2/29/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

---------------------------------------------------------------------------------------------------
CLASS A   (SYMBOL: N/A)                                    CHANGE           2/29/08        12/3/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.40            $10.40         $10.00
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (12/3/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.0869
---------------------------------------------------------------------------------------------------
CLASS C   (SYMBOL: N/A)                                    CHANGE           2/29/08        12/3/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.40            $10.40         $10.00
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (12/3/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.0869
---------------------------------------------------------------------------------------------------
CLASS R   (SYMBOL: N/A)                                    CHANGE           2/29/08        12/3/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.40            $10.40         $10.00
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (12/3/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.0869
---------------------------------------------------------------------------------------------------
ADVISOR CLASS   (SYMBOL: N/A)                              CHANGE           2/29/08        12/3/07
---------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                      +$0.40            $10.40         $10.00
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS (12/3/07-2/29/08)
---------------------------------------------------------------------------------------------------
Dividend Income                            $0.0869
---------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AGGREGATE TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE
(CDSC) IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

--------------------------------------------------------------------------------
CLASS A                                                      INCEPTION (12/3/07)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +4.91%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                                  +0.48%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,048
--------------------------------------------------------------------------------
Aggregate Total Return (3/31/08) 5                                        +1.23%
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 6
--------------------------------------------------------------------------------
      Without waiver                             1.57%
--------------------------------------------------------------------------------
      With waiver                                1.09%
--------------------------------------------------------------------------------
CLASS C                                                      INCEPTION (12/3/07)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +4.91%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                                  +3.91%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,391
--------------------------------------------------------------------------------
Aggregate Total Return (3/31/08) 5                                        +4.65%
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 6
--------------------------------------------------------------------------------
      Without waiver                             1.87%
--------------------------------------------------------------------------------
      With waiver                                1.39%
--------------------------------------------------------------------------------
CLASS R                                                      INCEPTION (12/3/07)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +4.91%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                                  +4.91%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,491
--------------------------------------------------------------------------------
Aggregate Total Return (3/31/08) 5                                        +5.67%
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 6
--------------------------------------------------------------------------------
      Without waiver                             1.72%
--------------------------------------------------------------------------------
      With waiver                                1.24%
--------------------------------------------------------------------------------
ADVISOR CLASS                                                INCEPTION (12/3/07)
--------------------------------------------------------------------------------
Cumulative Total Return 2                                                 +4.91%
--------------------------------------------------------------------------------
Aggregate Total Return 3                                                  +4.91%
--------------------------------------------------------------------------------
Value of $10,000 Investment 4                                           $10,491
--------------------------------------------------------------------------------
Aggregate Total Return (3/31/08) 5                                        +5.71%
--------------------------------------------------------------------------------
   Total Annual Operating Expenses 6
--------------------------------------------------------------------------------
      Without waiver                             1.22%
--------------------------------------------------------------------------------
      With waiver                                0.74%
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

THE MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO LIMIT FUND EXPENSES SO THAT TOTAL ANNUAL FUND OPERATING EXPENSES DO NOT EXCEED THE AMOUNT SHOWN WITH WAIVER (OTHER THAN CERTAIN NON-ROUTINE EXPENSES) FOR EACH SHARE CLASS UNTIL 12/31/08.


10 | Semiannual Report

ENDNOTES

BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE RISKS ASSOCIATED WITH HIGHER-YIELDING, LOWER-RATED SECURITIES INCLUDE HIGHER RISK OF DEFAULT AND LOSS OF PRINCIPAL. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the period indicated.

3. Aggregate total return represents the change in value of an investment over the period indicated.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the period indicated.

5. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.


                                                          Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                                                                               EXPENSES PAID
                                                                                               DURING PERIOD*
                                                BEGINNING ACCOUNT VALUE       ENDING      ACTUAL 12/3/07-2/29/08
                                                     ACTUAL 12/3/07       ACCOUNT VALUE         HYPOTHETICAL
CLASS A                                           HYPOTHETICAL 9/1/07        2/29/08           9/1/07-2/29/08
----------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,049.10              $2.69
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,019.44              $5.47
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,049.10              $3.40
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,018.00              $6.92
----------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,049.10              $3.08
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,018.65              $6.27
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                                   $1,000             $1,049.10              $1.82
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000             $1,021.18              $3.72
----------------------------------------------------------------------------------------------------------------

* Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.09%; C: 1.38%; R: 1.25%; and
Advisor: 0.74%), multiplied by the average account value over the period, multiplied by (Hypothetical) 182/366 to reflect the one-half year period. For actual expenses, the multiplier is 88/366 to reflect the number of days since inception.


                                                          Semiannual Report | 13

Templeton Income Trust

FINANCIAL HIGHLIGHTS

TEMPLETON INTERNATIONAL BOND FUND

                                                            -------------------
                                                                PERIOD ENDED
                                                            FEBRUARY 29, 2008 e
                                                                (UNAUDITED)
                                                            -------------------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................         $  10.00
                                                                  ----------
Income from investment operations a:
   Net investment income b ..............................             0.08
   Net realized and unrealized gains (losses) ...........             0.41
                                                                  ----------
Total from investment operations ........................             0.49
                                                                  ----------
Less distributions from net investment income ...........            (0.09)
                                                                  ----------
Redemption fees .........................................               -- f
                                                                  ----------
Net asset value, end of period ..........................         $  10.40
                                                                  ==========

Total return c ..........................................             4.91%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by affiliates .......             3.07%
Expenses net of waiver and payments by affiliates .......             1.09%
Net investment income ...................................             3.50%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................         $ 10,928
Portfolio turnover rate .................................            12.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e For the period December 3, 2007 (commencement of operations) to February 29, 2008.

f Amount rounds to less than $0.01 per share.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND
                                                            -------------------
                                                                PERIOD ENDED
                                                            FEBRUARY 29, 2008 e
                                                                (UNAUDITED)
                                                            -------------------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................         $  10.00
                                                                  ----------
Income from investment operations a:
   Net investment income b ..............................             0.09
   Net realized and unrealized gains (losses) ...........             0.40
                                                                  ----------
Total from investment operations ........................             0.49
                                                                  ----------
Less distributions from net investment income ...........            (0.09)
                                                                  ----------
Redemption fees .........................................               -- f
                                                                  ----------
Net asset value, end of period ..........................         $  10.40
                                                                  ==========

Total return c ..........................................             4.91%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by affiliates .......             3.36%
Expenses net of waiver and payments by affiliates .......             1.38%
Net investment income ...................................             3.21%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................         $    847
Portfolio turnover rate .................................            12.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e For the period December 3, 2007 (commencement of operations) to February 29, 2008.

f Amount rounds to less than $0.01 per share.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

                                                            -------------------
                                                                PERIOD ENDED
                                                            FEBRUARY 29, 2008 e
                                                                (UNAUDITED)
                                                            -------------------
CLASS R
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................         $  10.00
                                                                  ----------
Income from investment operations a:
   Net investment income b ..............................             0.10
   Net realized and unrealized gains (losses) ...........             0.39
                                                                  ----------
Total from investment operations ........................             0.49
                                                                  ----------
Less distributions from net investment income ...........            (0.09)
                                                                  ----------
Redemption fees .........................................               -- f
                                                                  ----------
Net asset value, end of period ..........................         $  10.40
                                                                  ==========

Total return c ..........................................             4.91%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by affiliates .......             3.23%
Expenses net of waiver and payments by affiliates .......             1.25%
Net investment income ...................................             3.34%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................         $    140
Portfolio turnover rate .................................            12.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e For the period December 3, 2007 (commencement of operations) to February 29, 2008.

f Amount rounds to less than $0.01 per share.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

                                                            -------------------
                                                                PERIOD ENDED
                                                            FEBRUARY 29, 2008 e
                                                                (UNAUDITED)
                                                            -------------------
ADVISOR CLASS
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................         $  10.00
                                                                  ----------
Income from investment operations a:
   Net investment income b ..............................             0.09
   Net realized and unrealized gains (losses) ...........             0.40
                                                                  ----------
Total from investment operations ........................             0.49
                                                                  ----------
Less distributions from net investment income ...........            (0.09)
                                                                  ----------
Redemption fees .........................................               -- f
                                                                  ----------
Net asset value, end of period ..........................         $  10.40
                                                                  ==========

Total return c ..........................................             4.91%

RATIOS TO AVERAGE NET ASSETS d
Expenses before waiver and payments by affiliates .......             2.72%
Expenses net of waiver and payments by affiliates .......             0.74%
Net investment income ...................................             3.85%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................         $     19
Portfolio turnover rate .................................            12.87%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Ratios are annualized for periods less than one year.

e For the period December 3, 2007 (commencement of operations) to February 29, 2008.

f Amount rounds to less than $0.01 per share.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Templeton Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2008 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL BOND FUND                                                     PRINCIPAL AMOUNT a             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 88.0%
    BONDS 88.0%
    ARGENTINA 1.6%
b,c Government of Argentina, FRN, 3.092%, 8/03/12 .....................................           335,000          $       184,572
                                                                                                                   ----------------
    AUSTRALIA 1.2%
    Queensland Treasury Corp., 6.00%, 7/14/09 .........................................           160,000   AUD            146,612
                                                                                                                   ----------------
    AUSTRIA 4.9%
    Oesterreichische Kontrollbank AG, senior bond, 2.75%, 6/14/11 .....................           600,000   CHF            581,702
                                                                                                                   ----------------
    BRAZIL 5.7%
    Nota Do Tesouro Nacional,
      9.762%, 1/01/17 .................................................................               650 d BRL            333,942
    e Index Linked, 6.00%, 5/15/15 ....................................................               370 d BRL            349,285
                                                                                                                   ----------------
                                                                                                                           683,227
                                                                                                                   ----------------
    CANADA 2.9%
    Province of Ontario,
      1.875%, 1/25/10 .................................................................        20,000,000   JPY            196,678
      6.25%, 6/16/15 ..................................................................           200,000   NZD            146,312
                                                                                                                   ----------------
                                                                                                                           342,990
                                                                                                                   ----------------
    FRANCE 4.8%
    Government of France, 4.25%, 10/25/17 .............................................           373,000   EUR            575,670
                                                                                                                   ----------------
    GERMANY 4.8%
  b KfW Bankengruppe, FRN, 0.658%, 8/08/11 ............................................        60,000,000   JPY            577,855
                                                                                                                   ----------------
    INDONESIA 2.7%
    Government of Indonesia, FR47, 10.00%, 2/15/28 ....................................     3,200,000,000   IDR            324,868
                                                                                                                   ----------------
    MALAYSIA 10.6%
    Government of Malaysia,
      4.305%, 2/27/09 .................................................................            80,000   MYR             25,268
      7.00%, 3/15/09 ..................................................................         2,410,000   MYR            781,981
      4.032%, 9/15/09 .................................................................            20,000   MYR              6,322
      3.461%, 7/31/13 .................................................................         1,400,000   MYR            436,713
      3.814%, 2/15/17 .................................................................            55,000   MYR             17,390
                                                                                                                   ----------------
                                                                                                                         1,267,674
                                                                                                                   ----------------
    MEXICO 4.7%
    Government of Mexico,
      9.00%, 12/20/12 .................................................................               800 f MXN              7,933
      8.00%, 12/19/13 .................................................................             2,300 f MXN             22,012
      8.00%, 12/17/15 .................................................................            25,000 f MXN            240,666
      10.00%, 12/05/24 ................................................................            25,000 f MXN            286,945
                                                                                                                   ----------------
                                                                                                                           557,556
                                                                                                                   ----------------


18 | Semiannual Report

Templeton Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL BOND FUND                                                      PRINCIPAL AMOUNT a            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    NETHERLANDS 1.3%
    Government of the Netherlands, 4.50%, 7/15/17 .....................................            96,000   EUR    $       151,426
                                                                                                                   ----------------
    NORWAY 3.3%
    Government of Norway, 5.50%, 5/15/09 ..............................................         2,050,000   NOK            395,181
                                                                                                                   ----------------
    POLAND 4.3%
    Government of Poland,
      6.00%, 5/24/09 ..................................................................           710,000   PLN            304,511
      5.75%, 9/23/22 ..................................................................           500,000   PLN            211,278
                                                                                                                   ----------------
                                                                                                                           515,789
                                                                                                                   ----------------
    SINGAPORE 4.0%
    Government of Singapore,
      4.375%, 1/15/09 .................................................................           550,000   SGD            404,808
      2.375%, 10/01/09 ................................................................            90,000   SGD             65,704
                                                                                                                   ----------------
                                                                                                                           470,512
                                                                                                                   ----------------
    SOUTH KOREA 13.5%
    Korea Treasury Bond,
      5.25%, 9/10/12 ..................................................................       436,000,000   KRW            468,109
      5.00%, 9/10/16 ..................................................................        16,000,000   KRW             16,834
      5.50%, 9/10/17 ..................................................................       825,000,000   KRW            897,734
      5.25%, 3/10/27 ..................................................................       213,300,000   KRW            227,765
                                                                                                                   ----------------
                                                                                                                         1,610,442
                                                                                                                   ----------------
  g SUPRANATIONAL 8.5%
  b European Investment Bank, senior note, FRN, 0.75%, 9/21/11 ........................        55,000,000   JPY            529,564
    Inter-American Development Bank, 1.90%, 7/08/09 ...................................        50,000,000   JPY            488,374
                                                                                                                   ----------------
                                                                                                                         1,017,938
                                                                                                                   ----------------
    SWEDEN 9.2%
    Government of Sweden, 5.00%, 1/28/09 ..............................................         6,670,000   SEK          1,091,056
                                                                                                                   ----------------
    TOTAL BONDS (COST $10,163,226) ....................................................                                 10,495,070
                                                                                                                   ----------------

                                                                                          ---------------
                                                                                          NOTIONAL AMOUNT
                                                                                          ---------------
  h OPTIONS PURCHASED    0.0% i
    PUTS
    BRAZIL 0.0% i
  j Brazilian Real Put, strike price 1.9 BRL, expiration date 4/17/08 .................   $       100,000                      197
  j Brazilian Real Put, strike price 2.05 BRL, expiration date 1/20/09 ................           100,000                    2,090
                                                                                                                   ----------------
    TOTAL OPTIONS PURCHASED (COST $5,130) .............................................                                      2,287
                                                                                                                   ----------------
    TOTAL LONG TERM INVESTMENTS (COST $10,168,356) ....................................                                 10,497,357
                                                                                                                   ----------------


                                                          Semiannual Report | 19

Templeton Income Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INTERNATIONAL BOND FUND                                                      PRINCIPAL AMOUNT a            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 10.7%
    FOREIGN GOVERNMENT SECURITIES 5.5%
    CANADA 2.4%
    Government of Canada, 4.25%, 12/01/08 .............................................           280,000   CAD    $       287,448
                                                                                                                   ----------------
    EGYPT 3.1%
  k Egypt Treasury Bills,
      12/16/08 ........................................................................         1,650,000   EGP            285,448
      1/13/09 .........................................................................           525,000   EGP             90,392
                                                                                                                   ----------------
                                                                                                                           375,840
                                                                                                                   ----------------
    TOTAL FOREIGN GOVERNMENT SECURITIES (COST $649,231) ...............................                                    663,288
                                                                                                                   ----------------
    TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $10,817,587) .....................                                 11,160,645
                                                                                                                   ----------------
                                                                                          ---------------
                                                                                               SHARES
                                                                                          ---------------
    MONEY MARKET FUND (COST $617,118) 5.2%
    UNITED STATES 5.2%
  l Franklin Institutional Fiduciary Trust Money Market Portfolio, 3.13% ..............           617,118                  617,118
                                                                                                                   ----------------
    TOTAL INVESTMENTS (COST $11,434,705) 98.7% ........................................                                 11,777,763
    NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.6% ............................                                     71,066
    OTHER ASSETS, LESS LIABILITIES 0.7% ...............................................                                     84,519
                                                                                                                   ----------------
    NET ASSETS 100.0% .................................................................                            $    11,933,348
                                                                                                                   ================

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATION

FRN - Floating Rate Note


20 | Semiannual Report

Templeton Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

a The principal amount is stated in U.S. dollars unless otherwise indicated.

b The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Principal amount is stated in 1,000 Brazilian Real Units.

e Redemption price at maturity is adjusted for inflation. See Note 1(f).

f Principal amount is stated in 100 Mexican Peso Units.

g A supranational organization is an entity formed by two or more central governments through international treaties.

h See Note 1(d) regarding options.

i Rounds to less than 0.1% of net assets.

j Non-income producing for the twelve months ended February 29, 2008.

k The security is traded on a discount basis with no stated coupon rate.

l See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 21

Templeton Income Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2008 (unaudited)

                                                                               -------------------
                                                                                    TEMPLETON
                                                                               INTERNATIONAL BOND
                                                                                       FUND
                                                                               -------------------
Assets:
   Investments in securities:
     Cost - Unaffiliated issuers ...........................................   $       10,817,587
     Cost - Sweep Money Fund (Note 7) ......................................              617,118
                                                                               -------------------
     Total cost of investments .............................................   $       11,434,705
                                                                               -------------------
     Value - Unaffiliated issuers ..........................................           11,160,645
     Value - Sweep Money Fund (Note 7) .....................................              617,118
                                                                               -------------------
     Total value of investments ............................................   $       11,777,763
   Cash ....................................................................              126,004
   Receivables:
     Investment securities sold ............................................               91,575
     Capital shares sold ...................................................               29,000
     Dividends and interest ................................................              165,573
   Offering costs ..........................................................               75,655
   Unrealized gain on forward exchange contracts (Note 8) ..................              140,762
   Other assets ............................................................               30,122
                                                                               -------------------
       Total assets ........................................................           12,436,454
                                                                               -------------------
Liabilities:
   Payables:
     Investment securities purchased .......................................              344,193
     Affiliates ............................................................                5,036
   Foreign currency advanced by custodian ..................................               59,205
   Unrealized loss on forward exchange contracts (Note 8) ..................               69,696
   Accrued expenses and other liabilities ..................................               24,976
                                                                               -------------------
       Total liabilities ...................................................              503,106
                                                                               -------------------
         Net assets, at value ..............................................   $       11,933,348
                                                                               -------------------
Net assets consist of:
   Paid-in capital .........................................................   $       11,501,613
   Distributions in excess of net investment income ........................               (4,320)
   Net unrealized appreciation (depreciation) ..............................              407,434
   Accumulated net realized gain (loss) ....................................               28,621
                                                                               -------------------
       Net assets, at value ................................................   $       11,933,348
                                                                               ===================


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

February 29, 2008 (unaudited)

                                                                               ------------------
                                                                                   TEMPLETON
                                                                               INTERNATIONAL BOND
                                                                                      FUND
                                                                               ------------------
CLASS A:
   Net assets, at value ....................................................   $       10,928,242
                                                                               ==================
   Shares outstanding ......................................................            1,051,145
                                                                               ==================
   Net asset value per share a .............................................   $            10.40
                                                                               ==================
   Maximum offering price per share (net asset value per share / 95.75%) ...   $            10.86
                                                                               ==================
CLASS C:
   Net assets, at value ....................................................   $          846,601
                                                                               ==================
   Shares outstanding ......................................................               81,381
                                                                               ==================
   Net asset value and maximum offering price per share a ..................   $            10.40
                                                                               ==================
CLASS R:
   Net assets, at value ....................................................   $          139,969
                                                                               ==================
   Shares outstanding ......................................................               13,462
                                                                               ==================
   Net asset value and maximum offering price per share a ..................   $            10.40
                                                                               ==================
ADVISOR CLASS:
   Net assets, at value ....................................................   $           18,536
                                                                               ==================
   Shares outstanding ......................................................                1,782
                                                                               ==================
   Net asset value and maximum offering price per share ....................   $            10.40
                                                                               ==================


a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Templeton Income Trust

STATEMENT OF OPERATIONS
for the period December 3, 2007 (commencement of operations) to February 29, 2008 (unaudited)

                                                                                   -------------------
                                                                                        TEMPLETON
                                                                                   INTERNATIONAL BOND
                                                                                          FUND
                                                                                   -------------------
Investment income:
   Dividends Sweep Money Fund (Note 7) .........................................   $           16,933
   Interest (net of foreign taxes of $1,642) ...................................               86,093
                                                                                   -------------------
         Total investment income ...............................................              103,026
                                                                                   -------------------
Expenses:
   Management fees (Note 3a) ...................................................                9,841
   Administrative fees (Note 3b) ...............................................                4,493
   Distribution fees: (Note 3c)
     Class A ...................................................................                7,515
     Class C ...................................................................                  647
     Class R ...................................................................                   46
   Transfer agent fees (Note 3e) ...............................................                2,022
   Custodian fees (Note 4) .....................................................                1,683
   Reports to shareholders .....................................................                8,315
   Registration and filing fees ................................................                  841
   Professional fees ...........................................................                9,612
   Trustees' fees and expenses .................................................                  202
   Amortization of offering costs ..............................................               24,035
   Other .......................................................................                   34
                                                                                   -------------------
         Total expenses ........................................................               69,286
         Expenses waived/paid by affiliates (Note 3f) ..........................              (44,456)
                                                                                   -------------------
           Net expenses ........................................................               24,830
                                                                                   -------------------
             Net investment income .............................................               78,196
                                                                                   -------------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
     Investments ...............................................................               25,504
     Foreign currency transactions .............................................                3,117
                                                                                   -------------------
           Net realized gain (loss) ............................................               28,621
                                                                                   -------------------
   Net change in unrealized appreciation (depreciation) on:
     Investments ...............................................................              343,058
     Translation of assets and liabilities denominated in foreign currencies ...               64,376
                                                                                   -------------------
           Net change in unrealized appreciation (depreciation) ................              407,434
                                                                                   -------------------
Net realized and unrealized gain (loss) ........................................              436,054
                                                                                   -------------------
Net increase (decrease) in net assets resulting from operations ................   $          514,251
                                                                                   ===================


24 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Templeton Income Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               --------------------
                                                                                                                    TEMPLETON
                                                                                                                INTERNATIONAL BOND
                                                                                                                       FUND
                                                                                                               --------------------
                                                                                                                   PERIOD ENDED
                                                                                                               FEBRUARY 29, 2008 a
                                                                                                                   (UNAUDITED)
                                                                                                               --------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................................................................   $            78,196
    Net realized gain (loss) from investments and foreign currency transactions ............................                28,621
    Net change in unrealized appreciation (depreciation) on investments and translation of assets and
      liabilities denominated in foreign currencies ........................................................               407,434
                                                                                                               --------------------
        Net increase (decrease) in net assets resulting from operations ....................................               514,251
                                                                                                               --------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ..............................................................................................               (78,498)
      Class C ..............................................................................................                (3,471)
      Class R ..............................................................................................                  (403)
      Advisor Class ........................................................................................                  (144)
                                                                                                               --------------------
  Total distributions to shareholders ......................................................................               (82,516)
                                                                                                               --------------------
    Capital share transactions: (Note 2)
      Class A ..............................................................................................            10,530,557
      Class C ..............................................................................................               816,135
      Class R ..............................................................................................               137,039
      Advisor Class ........................................................................................                17,802
                                                                                                               --------------------
  Total capital share transactions .........................................................................            11,501,533
                                                                                                               --------------------
  Redemption fees ..........................................................................................                    80
                                                                                                               --------------------
        Net increase (decrease) in net assets ..............................................................            11,933,348
Net assets:
  Beginning of period ......................................................................................                    --
                                                                                                               --------------------
  End of period ............................................................................................   $        11,933,348
                                                                                                               ====================
Distributions in excess of net investment income included in net assets:
  End of period ............................................................................................   $            (4,320)
                                                                                                               ====================

a For the period December 3, 2007 (commencement of operations) to February 29, 2008.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 25

Templeton Income Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton International Bond Fund (Fund) included in this report is non-diversified. The financial statements of the remaining fund in the Trust are presented separately. Effective December 3, 2007, the Fund commenced operations offering four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


26 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The Fund may also enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                          Semiannual Report | 27

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. OPTIONS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell securities, currencies, or other financial instruments at a specified price or for a fixed currency amount. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


28 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Inflation-indexed bonds provide an inflation hedge through periodic increases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.

G. OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and directors are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 29

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                               ---------------------------
                                                      PERIOD ENDED
                                                   FEBRUARY 29, 2008 a
                                               ---------------------------
                                                 SHARES         AMOUNT
                                               ---------------------------
CLASS A SHARES:
   Shares sold ..............................  1,058,662    $  10,607,035
   Shares issued in reinvestment of
     distributions ..........................      1,453           14,686
   Shares redeemed ..........................     (8,970)         (91,164)
                                               ---------------------------
   Net increase (decrease) ..................  1,051,145    $  10,530,557
                                               ===========================
CLASS C SHARES:
   Shares sold ..............................     88,603    $     889,183
   Shares issued in reinvestment of
     distributions ..........................        334            3,385
   Shares redeemed ..........................     (7,556)         (76,433)
                                               ---------------------------
   Net increase (decrease) ..................     81,381    $     816,135
                                               ===========================
CLASS R SHARES:
   Shares sold ..............................     13,431    $     136,723
   Shares issued in reinvestment of
     distributions ..........................         31              316
                                               ---------------------------
   Net increase (decrease) ..................     13,462    $     137,039
                                               ===========================
ADVISOR CLASS SHARES:
   Shares sold ..............................      1,783    $      17,813
   Shares issued in reinvestment of
     distributions ..........................          3               35
   Shares redeemed ..........................         (4)             (46)
                                               ---------------------------
   Net increase (decrease) ..................      1,782    $      17,802
                                               ===========================

a For the period December 3, 2007 (commencement of operations) to February 29, 2008.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
SUBSIDIARY                                                     AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                             Investment manager
Franklin Templeton Services, LLC (FT Services)                 Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)           Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)  Transfer agent


30 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

----------------------------------------------------------------------------
ANNUALIZED FEE RATE     NET ASSETS
----------------------------------------------------------------------------
      0.500%            Up to and including $200 million
      0.450%            Over $200 million, up to and including $1.3 billion
      0.400%            In excess of $1.3 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A ..........................................................   0.35%
Class C ..........................................................   0.65%
Class R ..........................................................   0.50%

The Board of Trustees has agreed to limit the rate to 0.30% per year for Class A shares for the period March 1, 2008 through January 31, 2009.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   brokers/dealers .............................................   $ 2,005
Contingent deferred sales charges retained .....................   $    --

E. TRANSFER AGENT FEES

For the period ended February 29, 2008, the Fund paid transfer agent fees of $2,022, of which $277 was retained by Investor Services.


                                                          Semiannual Report | 31

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services and Advisers have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses, through December 31, 2008. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After December 31, 2008, FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

G. OTHER AFFILIATED TRANSACTIONS

At February 29, 2008, Advisers owned 60.90% of the Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 29, 2008, there were no credits earned.

5. INCOME TAXES

At February 29, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................................   $11,445,977
                                                                    ============

Unrealized appreciation .........................................   $   349,967
Unrealized depreciation .........................................       (18,181)
                                                                    ------------
Net unrealized appreciation (depreciation) ......................   $   331,786
                                                                    ============

Net investment income and net realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.


32 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2008, aggregated $11,331,666 and $904,401, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. FORWARD EXCHANGE CONTRACTS

At February 29, 2008, the Fund had the following forward exchange contracts outstanding:

                                               ---------------------------------------------------------
                                                   CONTRACT       SETTLEMENT   UNREALIZED   UNREALIZED
                                                   AMOUNT a          DATE         GAIN         LOSS
                                               ---------------------------------------------------------
CONTRACTS TO BUY
    34,468,000      Kazakhstani Tenge .....        280,000          3/10/08    $    5,068    $       --
       770,000      Norwegian Krone .......        338,415  RON     3/10/08        10,564            --
     7,000,000      Japanese Yen ..........         63,388         12/04/08         4,885            --
     7,768,440      Kazakhstani Tenge .....         60,000         12/12/08           573            --
    12,800,000      Kazakhstani Tenge .....        100,000          1/20/09            --        (1,121)
    26,132,500      Japanese Yen ..........        250,000          1/30/09         5,460            --
     1,292,000      Kazakhstani Tenge .....         10,000          2/26/09            --          (107)
     7,324,178      Kazakhstani Tenge .....         56,851          2/27/09            --          (781)

CONTRACTS TO SELL
       180,000      New Zealand Dollar ....      5,445,000  INR     3/10/08            --        (7,113)
     2,275,000      Mexican Peso ..........      8,260,525  INR     3/10/08            --        (5,201)
       759,000      Mexican Peso ..........        206,448  PEN     3/10/08           819            --
     2,275,000      Mexican Peso ..........    103,580,750  CLP     3/10/08        15,430            --
       290,000      Mexican Peso ..........         26,050          7/28/08            --          (536)
       175,998      Romanian Leu-New ......        454,290  SEK    12/15/08         5,148            --
   346,120,000      South Korean Won ......        398,297  CHF     1/14/09        14,949            --
   837,291,000      South Korean Won ......        964,636  CHF     1/20/09        37,272            --
   215,411,670      South Korean Won ......        226,083          1/23/09            --        (2,571)
       117,479      Euro ..................        171,280          1/28/09            --        (4,698)
   250,000,000      South Korean Won ......        263,727          1/28/09            --        (1,629)
       137,889      Euro ..................        201,075          1/29/09            --        (5,469)
        30,607      Euro ..................         44,889          2/04/09            --          (949)
       321,206      Mexican Peso ..........         28,358          2/06/09            --          (378)
       236,579      Romanian Leu-New ......      1,558,168  CZK     2/12/09         3,241            --
        86,481      Romanian Leu-New ......        572,340  CZK     2/17/09         1,372            --


                                                          Semiannual Report | 33

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

8. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                           --------------------------------------------------------
                                               CONTRACT       SETTLEMENT   UNREALIZED    UNREALIZED
                                               AMOUNT a          DATE         GAIN          LOSS
                                           --------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
        40,958   Euro ..................        59,167          2/19/09    $       --    $  (2,143)
       272,036   Euro ..................       395,415          2/23/09            --      (11,739)
       272,036   Euro ..................    41,851,650  JPY     2/23/09         2,363           --
        90,679   Euro ..................       132,527          2/25/09            --       (3,182)
       181,357   Euro ..................    27,928,343  JPY     2/25/09         1,882           --
       257,950   Euro ..................       377,165          2/26/09            --       (8,869)
        90,679   Euro ..................    13,907,166  JPY     2/26/09           392           --
       668,390   Euro ..................       987,151          2/27/09            --      (13,094)
        61,795   Romanian Leu-New ......       400,370  CZK     2/27/09           500           --
       408,053   Euro ..................    63,446,891  JPY     2/27/09        10,276           --
        90,678   Euro ..................       135,923          3/03/09           241           --
        90,678   Euro ..................       135,688          3/04/09            --         (117)
        45,339   Euro ..................        67,897          3/04/09            52           --
   UNREALIZED GAIN (LOSS) ON OFFSETTING FORWARD EXCHANGE CONTRACTS .....       20,275           --
                                                                           ------------------------
   UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ................   $  140,762    $ (69,696)
                                                                           ------------------------
     NET UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ..........   $   71,066
                                                                           ==========

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CHF - Swiss Franc
CLP - Chilean Peso
CZK - Czech Koruna
INR - Indian Rupee
JPY - Japanese Yen
PEN - Peruvian Nuevo Sol
RON - Romanian Leu-New
SEK - Swedish Krona

9. CREDIT RISK

The Fund has 10.55% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.


34 | Semiannual Report

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

10. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

11. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (SEC), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Funds, it is committed to making the Funds or their shareholders whole, as appropriate.


                                                          Semiannual Report | 35

Templeton Income Trust

TEMPLETON INTERNATIONAL BOND FUND

12. NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (FIN 48), on February 29, 2008. FIN 48 clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. The Fund has reviewed the tax positions as of February 29, 2008 and has determined that no provision for income tax is required in the Fund's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.


36 | Semiannual Report

Templeton Income Trust

SHAREHOLDER INFORMATION

TEMPLETON INTERNATIONAL BOND FUND

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 37

GOF P-5                  SUPPLEMENT DATED MARCH 1, 2008
                      TO THE CURRENTLY EFFECTIVE PROSPECTUS
                           OF EACH OF THE LISTED FUNDS

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

FRANKLIN CALIFORNIA TAX-FREE TRUST

Franklin California Insured Tax-Free Income Fund
Franklin California Intermediate-Term Tax-Free Income Fund
Franklin California Limited-Term Tax-Free Income Fund
Franklin California Tax-Exempt Money Fund

FRANKLIN CAPITAL GROWTH FUND

FRANKLIN CUSTODIAN FUNDS

Franklin DynaTech Fund
Franklin Growth Fund
Franklin Income Fund
Franklin U.S. Government Securities Fund
Franklin Utilities Fund

FRANKLIN FEDERAL TAX-FREE INCOME FUND

FRANKLIN GLOBAL TRUST

Franklin Global Real Estate Fund

FRANKLIN GOLD AND PRECIOUS METALS FUND

FRANKLIN HIGH INCOME TRUST

Franklin High Income Fund

FRANKLIN INVESTORS SECURITIES TRUST

Franklin Adjustable U.S. Government Securities Fund
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Limited Maturity U.S. Government Securities Fund
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Total Return Fund

FRANKLIN MANAGED TRUST

Franklin Rising Dividends Fund

FRANKLIN MUNICIPAL SECURITIES TRUST

Franklin California High Yield Municipal Fund
Franklin Tennessee Municipal Bond Fund

FRANKLIN MUTUAL SERIES FUND INC.

Mutual Beacon Fund
Mutual Discovery Fund
Mutual European Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Insured Tax-Free Income Fund
Franklin New York Intermediate-Term Tax-Free Income Fund
Franklin New York Limited-Term Tax-Free Income Fund
Franklin New York Tax-Exempt Money Fund

FRANKLIN REAL ESTATE SECURITIES TRUST

Franklin Real Estate Securities Fund

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

FRANKLIN STRATEGIC SERIES

Franklin Biotechnology Discovery Fund
Franklin Flex Cap Growth Fund
Franklin Focused Core Equity Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Growth Opportunities Fund
Franklin Natural Resources Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund
Franklin Strategic Income Fund
Franklin Technology Fund

FRANKLIN TAX-FREE TRUST

Franklin Alabama Tax-Free Income Fund
Franklin Arizona Tax-Free Income Fund
Franklin Colorado Tax-Free Income Fund
Franklin Connecticut Tax-Free Income Fund
Franklin Double Tax-Free Income Fund
Franklin Federal Intermediate-Term Tax-Free Income Fund
Franklin Federal Limited-Term Tax-Free Income Fund
Franklin Florida Insured Tax-Free Income Fund
Franklin Florida Tax-Free Income Fund
Franklin Georgia Tax-Free Income Fund
Franklin High Yield Tax-Free Income Fund
Franklin Insured Tax-Free Income Fund
Franklin Kentucky Tax-Free Income Fund
Franklin Louisiana Tax-Free Income Fund
Franklin Maryland Tax-Free Income Fund
Franklin Massachusetts Insured Tax-Free Income Fund
Franklin Michigan Insured Tax-Free Income Fund
Franklin Minnesota Insured Tax-Free Income Fund
Franklin Missouri Tax-Free Income Fund
Franklin New Jersey Tax-Free Income Fund
Franklin North Carolina Tax-Free Income Fund
Franklin Ohio Insured Tax-Free Income Fund
Franklin Oregon Tax-Free Income Fund
Franklin Pennsylvania Tax-Free Income Fund
Franklin Virginia Tax-Free Income Fund

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton Perspectives Allocation Fund

FRANKLIN TEMPLETON GLOBAL TRUST

Franklin Templeton Hard Currency Fund

FRANKLIN TEMPLETON INTERNATIONAL TRUST

Franklin India Growth Fund
Templeton Foreign Smaller Companies Fund
Templeton Global Long-Short Fund

FRANKLIN VALUE INVESTORS TRUST

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund
Franklin MidCap Value Fund
Franklin Small Cap Value Fund

TEMPLETON CHINA WORLD FUND

TEMPLETON DEVELOPING MARKETS TRUST

TEMPLETON FUNDS

Templeton Foreign Fund
Templeton World Fund

TEMPLETON GLOBAL INVESTMENT TRUST

Templeton BRIC Fund
Templeton Emerging Markets Small Cap Fund
Templeton Income Fund

TEMPLETON GLOBAL OPPORTUNITIES TRUST

TEMPLETON GLOBAL SMALLER COMPANIES FUND

TEMPLETON GROWTH FUND, INC.

TEMPLETON INCOME TRUST

Templeton Global Bond Fund
Templeton International Bond Fund

The prospectus is revised as follows:

1. Effective October 1, 2008, for all funds that are offered with an initial sales charge, the cumulative quantity discount and letter of intent portion of the "Sales Charge Reductions and Waivers" section is amended to read:

      1. CUMULATIVE QUANTITY DISCOUNT - lets you combine certain existing holdings of Franklin Templeton fund shares - referred to as "cumulative quantity discount eligible shares" - with your current purchase of Class A shares to determine if you qualify for a sales charge breakpoint.

      Cumulative quantity discount eligible shares are Franklin Templeton Fund shares registered to (or held by a financial intermediary for):

      o     You, individually;

      o Your spouse or domestic partner, as recognized by applicable state law, and your children under the age of 21 (each a "Family Member");

Not part of the semiannual report

      o     You jointly with one or more Family Members;

      o You jointly with another person(s) who is(are) not Family Members if that other person has not included the value of the shares as cumulative quantity discount eligible shares for purposes of that person's separate investments in Franklin Templeton fund shares;

      o A trustee/custodian of a Coverdell Education Savings account for which you or a Family Member is the identified responsible person;

      o A trustee/custodian of an IRA (which includes a Roth IRA and an employer sponsored IRA such as a SIMPLE IRA) or your non-ERISA covered 403(b), if the shares are registered/recorded under yours or a Family Member's Social Security number

      o A 529 college savings plan over which you or a Family Member has investment discretion and control;

      o Any entity over which you or a Family Member has (have) individual or shared authority, as principal, has investment discretion and control (for example, an UGMA/UTMA account for a child on which you or a Family Member is the custodian, a trust on which you or a Family Member is the trustee, a business account [not to include retirement plans] for your solely owned business [or the solely owned business of a Family Member] on which you or a Family Member is the authorized signer);

      o     A trust established by you or a Family Member as grantor.

      Franklin Templeton fund shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement plan such as a 401(k) plan (see definition below) do not qualify for a cumulative quantity discount.

      If you believe there are cumulative quantity discount eligible shares that can be combined with your current purchase to achieve a sales charge breakpoint (for example, shares held in a different broker-dealer's brokerage account or with a bank or an investment advisor), it is your responsibility to specifically identify those shares to your financial adviser at the time of your purchase (including at the time of any future purchase). If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to specifically identify any cumulative quantity discount eligible shares to the Fund's transfer agent at the time of any purchase.

      If there are cumulative quantity discount eligible shares that would qualify for combining with your current purchase and you do not tell your financial adviser or the Franklin Templeton Funds' transfer agent at the time of any purchase, you may not receive the benefit of a reduced sales charge that might otherwise be available since your financial adviser and the Fund generally will not have that information.

      The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their highest current public offering price. It is your responsibility to retain any records necessary to substantiate historical share costs because neither your current financial adviser nor the Franklin Templeton Funds may have or maintain this information.

      An "Employer Sponsored Retirement Plan" is a Qualified Retirement Plan, ERISA covered 403(b) and certain non-qualified deferred compensation arrangements that operate in a similar manner to a Qualified Retirement Plan, such as 457 plans and executive deferred compensation arrangements, but not including employer sponsored IRAs. A "Qualified Retirement Plan" is an employer sponsored pension or profit sharing plan that qualifies under section 401(a) of the Internal Revenue Code, including 401(k), money purchase pension, profit sharing and defined benefit plans.

      2. LETTER OF INTENT (LOI) - expresses your intent to buy a stated dollar amount of "cumulative quantity discount eligible shares" (as defined in the "Cumulative Quantity Discount" section above) over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve 5% of your total intended purchase in Class A shares registered in your name until you fulfill your LOI to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI. It is your responsibility to tell your financial adviser when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. If you have not designated a financial adviser associated with your Franklin Templeton Fund shares, it is your responsibility to tell the Funds' transfer agent when you believe you have fulfilled your LOI with sufficient cumulative quantity discount eligible shares. Please refer to the Statement of Additional Information for more LOI details.

      To sign up for these programs, complete the appropriate section of your account application.

2. Effective October 1, 2008, the second sentence of the section "Investments of $1 Million or More" is amended as follows:

      However, there is a 1% Contingent Deferred Sales Charge ("CDSC") for funds that have a maximum initial sales charge of 5.75%; for all other funds, the maximum CDSC will be 0.75%. The CDSC is assessed on any shares you redeem within 18 months of purchase.

3. The "Qualified Investors - Advisor Class" (and "Qualified Investors - Class Z" for Mutual Series funds) section is revised to include the following category of investor:

      o Unaffiliated U.S. registered mutual funds, including those that operate as "fund of funds." Minimum initial investment: $1 million in Advisor Class or Class Z shares of any Franklin Templeton fund.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                               Not part of the semiannual report

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Franklin India Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Growth Opportunities Fund 2
Franklin Small Cap Growth Fund 3
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Focused Core Equity Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 5
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund
Templeton Income Fund
Templeton International Bond Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

2. Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

3. Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests  primarily in insured municipal  securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


04/08                                          Not part of the semiannual report

      [LOGO](R)
 FRANKLIN TEMPLETON             One Franklin Parkway
     INVESTMENTS                San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHARE HOLDER LETTER

TEMPLETON INTERNATIONAL BOND FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHARE HOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


447 S2008 04/08




ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.               N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.                N/A


ITEM 6. SCHEDULE OF INVESTMENTS.                              N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/GALEN G. VETTER
 ------------------------------
Galen G. Vetter
Chief Executive Officer -
  Finance and Administration
Date:  April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
 -------------------------------
Galen G. Vetter
Chief Executive Officer -
 Finance and Administration
Date:  April 28, 2008

By /s/LAURA F. FERGERSON
--------------------------------
Laura F. Fergerson
Chief Financial Officer and
 Chief Accounting Officer
Date:  April 28, 2008